UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Quantified Alternative Investment Fund - Advisor (QALAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$97	1.96%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund declined by -2.79% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, rose 8.44% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund rose 0.21% for the third quarter, underperforming the S&P 500’s 5.89% gain. The Fund's cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund's NASDAQ futures hedging exposure and actively traded long-term government-bond futures negatively impacted performance during the quarter.

The Fund fell -2.99% for the fourth quarter of 2024, while the S&P 500 gained 2.41%. The Fund's cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund's NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to its performance for the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $12,288
S&P 500® Index - $33,518
$40,000
$30,000
$20,000
$10,000
$0
$33,518
$12,288
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Alternative Investment Fund	S&P 500® Index
Mar-2016	$10,000	$10,000
Dec-2016	$10,036	$11,107
Dec-2017	$11,515	$13,532
Dec-2018	$10,421	$12,939
Dec-2019	$11,385	$17,013
Dec-2020	$11,443	$20,143
Dec-2021	$12,709	$25,925
Dec-2022	$11,628	$21,230
Dec-2023	$11,845	$26,811
Dec-2024	$12,288	$33,518

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	-2.79%	3.75%	1.54%	2.37%
S&P 500® Index	8.44%	25.02%	14.53%	14.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$19,900,337
  Number of Portfolio Holdings43
  Advisory Fee $104,904
  Portfolio Turnover331%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.3%
Open End Funds	29.6%
Exchange-Traded Funds	57.1%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Equities
59%
Alternative
23%
Cash & Equivalent
15%
Fixed Income - Other
14%
Futures
-11%

Value	Value
Futures	-11%
Fixed Income - Other	14%
Cash & Equivalent	15%
Alternative	23%
Equities	59%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Global Financials ETF	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	5.1%
First American Government Obligations Fund, Class Z	4.9%
Fidelity Government Portfolio, Class I	4.9%
iShares Global Consumer Discretionary ETF	4.7%
iShares Short Treasury Bond ETF	3.5%
Fidelity High Dividend ETF	3.5%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
First Trust NASDAQ Technology Dividend Index Fund	3.4%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Alternative Investment Fund - Advisor (QALAX )

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QALAX

Quantified Alternative Investment Fund - Investor (QALTX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.36%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund declined by -2.48% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, rose 8.44% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund rose 0.42% for the third quarter, underperforming the S&P 500’s 5.89% gain. The Fund's cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund's NASDAQ futures hedging exposure and actively traded long-term government-bond futures negatively impacted performance during the quarter.

The Fund fell -2.89% for the fourth quarter of 2024, while the S&P 500 gained 2.41%. The Fund's cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund's NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to its performance for the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $12,161
S&P 500® Index - $34,254
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$12,161
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Alternative Investment Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,538	$10,138
Dec-2016	$9,478	$11,351
Dec-2017	$10,951	$13,829
Dec-2018	$9,977	$13,223
Dec-2019	$10,962	$17,386
Dec-2020	$11,072	$20,585
Dec-2021	$12,374	$26,494
Dec-2022	$11,369	$21,696
Dec-2023	$11,642	$27,399
Dec-2024	$12,161	$34,254

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	-2.48%	4.46%	2.10%	1.98%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$19,900,337
  Number of Portfolio Holdings43
  Advisory Fee $104,904
  Portfolio Turnover331%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.3%
Open End Funds	29.6%
Exchange-Traded Funds	57.1%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Value	Value
Futures	-11%
Fixed Income - Other	14%
Cash & Equivalent	15%
Alternative	23%
Equities	59%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Global Financials ETF	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	5.1%
First American Government Obligations Fund, Class Z	4.9%
Fidelity Government Portfolio, Class I	4.9%
iShares Global Consumer Discretionary ETF	4.7%
iShares Short Treasury Bond ETF	3.5%
Fidelity High Dividend ETF	3.5%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
First Trust NASDAQ Technology Dividend Index Fund	3.4%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Alternative Investment Fund - Investor (QALTX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QALTX

Quantified Common Ground Fund - Investor (QCGDX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.62%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 1.12% for the six months ending December 31, 2024. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, rose 8.40% during the same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both BRI (Biblically Responsible Investing) and ESG (Environmental, Social and Governance) standards and is actively managed.

Techniques

In seeking the best opportunities in the market environment, the Fund favored Industrials in July and August, shifting to Financials in September. Its cash position decreased from 15.2% in July to 11.8% in August and 2.5% in September.  The Fund continued to seek  the best opportunities in the evolving market, favoring Financials from October through November and Consumer Staples in December. The Fund's cash position shifted from 2.99% in October to 6.4% in November to 3.96% in December.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund - $16,784
S&P Composite 1500® Index - $19,323
$20,000
$15,000
$10,000
$5,000
$0
$19,323
$16,784
Dec-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Dec-2019	$10,010	$9,977
Dec-2020	$11,478	$11,765
Dec-2021	$15,169	$15,112
Dec-2022	$13,315	$12,425
Dec-2023	$15,277	$15,589
Dec-2024	$16,784	$19,323

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2019)
Quantified Common Ground Fund	1.12%	9.86%	10.89%	10.89%
S&P Composite 1500® Index	8.40%	23.95%	14.13%	14.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$148,968,497
Number of Portfolio Holdings	56
Advisory Fee	$822,198
Portfolio Turnover	371%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	74.7%
Money Market Funds	25.3%

What did the Fund invest in?

Sector Weighting (% of total investments)

Money Market
25.3%
Consumer Staples
19.3%
Real Estate
18.4%
Utilities
9.3%
Materials
6.7%
Energy
6.2%
Technology
6.2%
Health Care
3.0%
Consumer Discretionary
3.0%
Industrials
2.1%
Communications
0.5%

Value	Value
Communications	0.5%
Industrials	2.1%
Consumer Discretionary	3.0%
Health Care	3.0%
Technology	6.2%
Energy	6.2%
Materials	6.7%
Utilities	9.3%
Real Estate	18.4%
Consumer Staples	19.3%
Money Market	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	25.5%
BellRing Brands, Inc.	7.1%
Pilgrim's Pride Corporation	5.5%
Fresh Del Monte Produce, Inc.	5.1%
Acadia Realty Trust	4.4%
Sprouts Farmers Market, Inc.	4.2%
Entergy Corporation	4.1%
MDU Resources Group, Inc.	3.8%
Tanger, Inc.	3.7%
NRG Energy, Inc.	3.5%

Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Common Ground Fund - Investor (QCGDX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QCGDX

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of October 16, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32Footnote Reference*	1.59%Footnote Reference**

* Expenses would have been higher if based on the full reporting period.

** Annualized.

How did the Fund perform during the reporting period?

The Fund earned 1.10% from its inception on October 16, 2024, through year end. The S&P 500 Index, the Fund’s benchmark, returned 0.95% for the same period.

Strategy

The Fund seeks to achieve capital appreciation by leveraging trend-based strategies in both commodity and financial futures markets through investments in specialized commodity pools.

Additionally, it has the option to generate income depending on liquidity through a diverse range of debt instruments, including individual bonds, ETFs, and debt futures.

Techniques

The Fund  rose by 1.10% from its inception on October 16th  through year end, outperforming its benchmark, the S&P 500, which increased by 0.95% for the same short period. The Fund had profits from short positions in currency and US fixed income futures, and mixed positions in equity index and agricultural futures. Losses were from long positions in European fixed income and metals and short positions in energies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Eckhardt Managed Futures Strategy Fund - $10,110
S&P 500® Index - $10,095
$15,000
$10,000
$5,000
$0
$10,110
$10,095
Oct-2024
Dec-2024

	Quantified Eckhardt Managed Futures Strategy Fund	S&P 500® Index
Oct-2024	$10,000	$10,000
Dec-2024	$10,110	$10,095

Average Annual Total Returns

Since Inception (October 16, 2024)
Quantified Eckhardt Managed Futures Strategy Fund	1.10%
S&P 500® Index	0.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$47,387,680
Number of Portfolio Holdings	4
Advisory Fee	$74,027
Portfolio Turnover	79%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	56.8%
Private Investment Funds	43.2%

What did the Fund invest in?

Sector Weighting (% of total investments)

Cash & Equivalent
57%
Private Investment Funds
43%

Value	Value
Private Investment Funds	43%
Cash & Equivalent	57%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	56.4%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	31.1%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	12.0%
First American Government Obligations Fund, Class X	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.quantifiedfunds.com/fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QETCX

Quantified Evolution Plus Fund - Investor (QEVOX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Evolution Plus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	1.67%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 5.32% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, rose 8.44% for the same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes and is actively managed.

Techniques

The Fund gained 8.35% for the third quarter, outperforming its benchmark, the S&P 500, which rose by 5.89%. Over the quarter, the Fund allocated to the S&P 500, the NASDAQ 100, long-term Treasurys, real estate, gold, European equities, and emerging market equities. Among these, the largest average allocation was to gold, and the smallest average allocation was to long-term Treasurys.

The Fund declined by 2.79% for the fourth quarter, underperforming its benchmark, the S&P 500, which rose 2.41%. Over the quarter, the Fund allocated to the S&P 500, the NASDAQ 100, real estate, and gold. Gold received the largest average allocation, while the NASDAQ 100 had the smallest.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Evolution Plus Fund - $9,702
S&P 500® Index - $21,489
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,489
$9,702
Sep-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Evolution Plus Fund	S&P 500® Index
Sep-2019	$10,000	$10,000
Dec-2019	$9,804	$10,907
Dec-2020	$9,624	$12,914
Dec-2021	$11,020	$16,621
Dec-2022	$8,373	$13,611
Dec-2023	$8,457	$17,188
Dec-2024	$9,702	$21,489

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	5.32%	14.71%	-0.21%	-0.57%
S&P 500® Index	8.44%	25.02%	14.53%	15.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$11,461,294
Number of Portfolio Holdings	11
Advisory Fee	$141,661
Portfolio Turnover	642%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	3.9%
Certificate Of Deposit	9.9%
Money Market Funds	86.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETFs – Equities (Nasdaq)
1%
Futures (Nasdaq)
4%
Futures (Real Estate)
7%
Cash & Cash Equivalents
33%
Futures (S&P 500)
25%
Futures (Gold)
30%

Value	Value
Futures (Gold)	30%
Futures (S&P 500)	25%
Cash & Cash Equivalents	33%
Futures (Real Estate)	7%
Futures (Nasdaq)	4%
ETFs – Equities (Nasdaq)	1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	31.4%
First American Government Obligations Fund Class Z, 4.337%,	31.4%
First American Government Obligations Fund, 4.377%,	13.3%
Valley Strong Credit Union, 5.100%, 02/10/25	8.7%
Invesco QQQ Trust Series 1	2.9%
SPDR S&P 500 ETF Trust	0.5%
iShares U.S. Real Estate ETF	0.0%

The Fund has economic exposure through securities and derivatives to the above security types of 296% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Evolution Plus Fund - Investor (QEVOX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QEVOX

Quantified Global Fund - Investor (QGBLX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Global Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.61%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 2.82% for the six months ending December 31, 2024. The MSCI ACWI (All Country World Index), the Fund’s benchmark, was up 5.56% for the same period.

Strategy

The Fund provides non-U.S. exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

The Fund gained 4.92% for the third quarter, underperforming its benchmark, the ACWI, which gained 6.36%. In actively seeking the best opportunities in the market environment, the Fund favored Financials in July, Energy in August, and Consumer Staples in September. Its cash position increased from 2.5% in July to 2.99% in August and 6.4% in September. The Fund’s U.S. equities exposure was 49.73% in July, 39% in August, and 32.18% in September.

The Fund declined by 2% in the fourth quarter, underperforming its benchmark, the ACWI, which lost 0.85%. The Fund actively sought the best opportunities in the evolving market, favoring Consumer Staples in October, Materials in November, and Health Care in December. The Fund's cash allocation moved from 5.17% in October to 6.4% in November to 2.6% in December. The Fund's exposure to U.S. equities was 48.65% in October, 48.83% in November, and 53.17% in December.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Global Fund - $11,084
MSCI ACWI Net - $12,356
$15,000
$10,000
$5,000
$0
$12,356
$11,084
Nov-2023
Dec-2023
Dec-2024

	Quantified Global Fund	MSCI ACWI Net
Nov-2023	$10,000	$10,000
Dec-2023	$10,240	$10,516
Dec-2024	$11,084	$12,356

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 29, 2023)
Quantified Global Fund	2.82%	8.24%	9.93%
MSCI ACWI Net	5.56%	17.49%	21.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,035,820
Number of Portfolio Holdings	44
Advisory Fee	$121,063
Portfolio Turnover	629%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.2%
Exchange-Traded Funds	51.8%

What did the Fund invest in?

Country Weighting (% of net assets)

United States 50.5%
Cayman Islands 11.0%
United Kingdom 7.1%
Argentina 5.7%
Switzerland 4.2%
Brazil 3.1%
Netherlands 2.4%
Israel 2.3%
Korea (Republic Of) 2.2%
Taiwan Province Of China 2.0%
Other Countries 7.0%
Other Assets in Excess of Liabilities 2.5%

Value	Value
Other Assets in Excess of Liabilities	2.5%
Other Countries	7.0%
Taiwan Province Of China	2.0%
Korea (Republic Of)	2.2%
Israel	2.3%
Netherlands	2.4%
Brazil	3.1%
Switzerland	4.2%
Argentina	5.7%
United Kingdom	7.1%
Cayman Islands	11.0%
United States	50.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	42.6%
Invesco QQQ Trust Series 1	7.9%
Novartis A.G.	4.2%
Shell PLC	3.3%
Argenx S.E.	2.4%
Tremor International Ltd.	2.3%
Telecom Argentina S.A.	2.3%
Taiwan Semiconductor Manufacturing Company Ltd.	2.0%
DouYu International Holdings Ltd.	1.7%
Belite Bio, Inc.	1.7%

Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Global Fund - Investor (QGBLX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QGBLX

Quantified Government Income Tactical Fund - Investor (QGITX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Government Income Tactical Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.61%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund returned 1.32% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, rose 1.98%.

Strategy

The Quantified Government Income Tactical Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund gained 0.86% for the third quarter, underperforming its benchmark, long-term Treasurys, which were up 7.95%. Within the Fund, 20% of the sub-strategies used beat the Fund’s benchmark, and 80% had a positive performance. The Fund maintained a long bias toward long-term Treasurys but took short positions at the start of each month. It primarily used long-term Treasurys for exposure to bond markets during the quarter.

The Fund gained 0.45% for the fourth quarter, outperforming its benchmark, long-term Treasurys, which fell 9.41%. Within the Fund, 80% of the sub-strategies outperformed the benchmark, and 40% delivered positive performance. The Fund maintained a long bias for long-term Treasurys throughout the quarter but briefly held short positions early on. The Fund's long bias was represented by a partial exposure that ranged from a maximum long position of 85% to a minimum long exposure of 3.9%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Government Income Tactical Fund - $7,543
Bloomberg U.S. Aggregate Bond Index - $9,372
$15,000
$10,000
$5,000
$0
$9,372
$7,543
Apr-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Dec-2021	$10,695	$10,083
Dec-2022	$8,396	$8,771
Dec-2023	$7,445	$9,256
Dec-2024	$7,543	$9,372

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	1.32%	1.32%	-7.31%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-1.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$24,217,545
Number of Portfolio Holdings	5
Advisory Fee	$150,503
Portfolio Turnover	120%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.5%
Certificate Of Deposit	4.3%
Money Market Funds	95.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Cash & Equivalent
96%
Futures
3%
Fixed Income - Other
1%

Value	Value
Fixed Income - Other	1%
Futures	3%
Cash & Equivalent	96%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	46.1%
First American Government Obligations Fund Class Z, 4.337%,	46.1%
Valley Strong Credit Union, 5.100%, 02/10/25	4.1%
iShares 20+ Year Treasury Bond ETF	0.5%

The Fund has economic exposure through securities and derivatives to the above security types of 103% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Government Income Tactical Fund - Investor (QGITX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QGITX

Quantified Managed Income Fund - Advisor (QBDAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$98	1.94%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned a positive return of 1.13% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 1.98% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund gained 3.16% for the third quarter. Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the best-performing component, outperforming the Fund’s benchmark. The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark. The Fund's high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund's benchmark during the third quarter.

The Fund lost -1.97% for the fourth quarter, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, which lost -3.06%. The Fund’s actively traded long-term government-bond futures overlay was the best-performing component, outperforming the Fund’s benchmark. The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund's benchmark for the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $9,873
Bloomberg U.S. Aggregate Bond Index - $11,099
$15,000
$10,000
$5,000
$0
$11,099
$9,873
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Dec-2016	$10,361	$10,021
Dec-2017	$10,813	$10,376
Dec-2018	$10,407	$10,377
Dec-2019	$11,415	$11,282
Dec-2020	$10,292	$12,129
Dec-2021	$10,165	$11,942
Dec-2022	$9,690	$10,388
Dec-2023	$9,846	$10,962
Dec-2024	$9,873	$11,099

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	1.13%	0.28%	-2.86%	-0.15%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$129,962,035
Number of Portfolio Holdings	48
Advisory Fee	$496,116
Portfolio Turnover	500%

Asset Weighting (% of total investments)

Value	Value
Reit	0.3%
Common Stocks	8.3%
Money Market Funds	28.0%
Exchange-Traded Funds	63.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Futures (Long Bond) 12%
Futures (S&P 500) 4%
Equities - Consumer Staples 2%
Equities - Health Care 1%
Technology 1%
Equities - Technology 1%
Equities - Financials 2%
Equities - Industrials 2%
Equities (Large Cap) 6%
Equities (Energy) 6%
Fixed Income - Other 49%
Cash & Cash Equivalents 14%

Value	Value
Cash & Cash Equivalents	14%
Fixed Income - Other	49%
Equities (Energy)	6%
Equities (Large Cap)	6%
Equities - Industrials	2%
Equities - Financials	2%
Equities - Technology	1%
Technology	1%
Equities - Health Care	1%
Equities - Consumer Staples	2%
Futures (S&P 500)	4%
Futures (Long Bond)	12%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	17.0%
iShares 1-3 Year Treasury Bond ETF	14.0%
SPDR Bloomberg High Yield Bond ETF	8.8%
First American Government Obligations Fund Class Z - Class Z	7.7%
Fidelity Government Portfolio - Class I	7.7%
Alerian MLP ETF	6.8%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6.7%
WisdomTree US LargeCap Dividend Fund	6.7%
SPDR Bloomberg Convertible Securities ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	6.4%

The Fund has economic exposure through securities and derivatives to the above security types of 121% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Managed Income Fund - Advisor (QBDAX )

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QBDAX

Quantified Managed Income Fund - Investor (QBDSX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.35%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned a positive return of 1.65% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 1.98% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund gained 3.47% for the third quarter. Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the best-performing component, outperforming the Fund’s benchmark. The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark. The Fund's high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund's benchmark during the third quarter.

The Fund lost -1.76% for the fourth quarter, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, which lost -3.06%. The Fund’s actively traded long-term government-bond futures overlay was the best-performing component, outperforming the Fund’s benchmark. The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund's benchmark for the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $10,283
Bloomberg U.S. Aggregate Bond Index - $11,432
$15,000
$10,000
$5,000
$0
$11,432
$10,283
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,660	$10,055
Dec-2016	$10,240	$10,321
Dec-2017	$10,757	$10,687
Dec-2018	$10,417	$10,688
Dec-2019	$11,509	$11,620
Dec-2020	$10,449	$12,492
Dec-2021	$10,379	$12,299
Dec-2022	$9,955	$10,699
Dec-2023	$10,179	$11,291
Dec-2024	$10,283	$11,432

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified Managed Income Fund	1.65%	1.03%	-2.23%	0.28%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$129,962,035
Number of Portfolio Holdings	48
Advisory Fee	$496,116
Portfolio Turnover	500%

Asset Weighting (% of total investments)

Value	Value
Reit	0.3%
Common Stocks	8.3%
Money Market Funds	28.0%
Exchange-Traded Funds	63.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Cash Equivalents	14%
Fixed Income - Other	49%
Equities (Energy)	6%
Equities (Large Cap)	6%
Equities - Industrials	2%
Equities - Financials	2%
Equities - Technology	1%
Technology	1%
Equities - Health Care	1%
Equities - Consumer Staples	2%
Futures (S&P 500)	4%
Futures (Long Bond)	12%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	17.0%
iShares 1-3 Year Treasury Bond ETF	14.0%
SPDR Bloomberg High Yield Bond ETF	8.8%
First American Government Obligations Fund Class Z - Class Z	7.7%
Fidelity Government Portfolio - Class I	7.7%
Alerian MLP ETF	6.8%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6.7%
WisdomTree US LargeCap Dividend Fund	6.7%
SPDR Bloomberg Convertible Securities ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	6.4%

The Fund has economic exposure through securities and derivatives to the above security types of 121% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Managed Income Fund - Investor (QBDSX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QBDSX

Quantified Market Leaders Fund - Advisor (QMLAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$98	1.94%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 0.36% for the six months ending December 31, 2024. The MSCI ACWI (All Country World Index), the Fund’s benchmark, rose 5.56%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 5.30% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined 3.45% in the third quarter, underperforming its benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%), with a market exposure of 156%. In mid-July, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the quarter’s end.

In the fourth quarter the Fund rose 4.22%, outperforming its benchmark, the MSCI ACWI, which lost 0.99%. Throughout the quarter, the Fund was weighted heavily to small-cap and mid-cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $21,757
Morningstar Aggressive Target Risk Index - $23,146
MSCI ACWI Net - $24,804
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,804
$23,146
$21,757
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Market Leaders Fund	Morningstar Aggressive Target Risk Index	MSCI ACWI Net
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$11,717	$11,043	$10,802
Dec-2017	$13,607	$13,467	$13,391
Dec-2018	$11,694	$12,367	$12,130
Dec-2019	$14,678	$15,571	$15,356
Dec-2020	$20,153	$17,635	$17,852
Dec-2021	$22,683	$20,686	$21,162
Dec-2022	$17,225	$17,391	$17,276
Dec-2023	$19,715	$20,574	$21,111
Dec-2024	$21,757	$23,146	$24,804

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	0.36%	10.36%	8.19%	9.25%
MSCI ACWI Net	5.56%	17.49%	10.06%	10.89%
Morningstar Aggressive Target Risk Index	5.30%	12.50%	8.25%	10.02%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$143,094,156
Number of Portfolio Holdings	12
Advisory Fee	$608,010
Portfolio Turnover	558%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	18.8%
Exchange-Traded Funds	81.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	26%
ETFs - Equities (Technology)	13%
ETFs – Equities (Financials)	13%
Money Market Funds	7%
ETFs - Equities (Large Cap Growth)	21%
ETFs - Equities (Small Cap Growth)	3%
ETFs – Equities (Small Cap Value)	1%
ETFs - Equities (Mid Cap Growth)	16%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	40.1%
Vanguard Financials ETF	20.3%
Technology Select Sector SPDR Fund	19.9%
Mount Vernon Liquid Assets Portfolio, LLC	10.2%
First American Government Obligations Fund, Class Z	5.3%
Fidelity Government Portfolio, Class I	5.3%
iShares Russell 1000 Growth ETF	4.0%
iShares Russell 2000 Growth ETF	3.7%
iShares Russell 2000 Value ETF	1.9%

The Fund has economic exposure through securities and derivatives to the above security types of 152% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Market Leaders Fund - Advisor (QMLAX )

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QMLAX

Quantified Market Leaders Fund - Investor (QMLFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.34%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 0.62% for the six months ending December 31, 2024. The MSCI ACWI (All Country World Index), the Fund’s benchmark, rose 5.56%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 5.30% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined 3.45% in the third quarter, underperforming its benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%), with a market exposure of 156%. In mid-July, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the quarter’s end.

In the fourth quarter the Fund rose 4.22%, outperforming its benchmark, the MSCI ACWI, which lost 0.99%. Throughout the quarter, the Fund was weighted heavily to small-cap and mid-cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $21,481
Morningstar Aggressive Target Risk Index - $22,715
MSCI ACWI Net - $24,183
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,183
$22,715
$21,481
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Market Leaders Fund	Morningstar Aggressive Target Risk Index	MSCI ACWI Net
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,365	$9,733	$9,763
Dec-2016	$11,050	$10,837	$10,531
Dec-2017	$12,910	$13,215	$13,056
Dec-2018	$11,171	$12,136	$11,826
Dec-2019	$14,084	$15,280	$14,972
Dec-2020	$19,427	$17,306	$17,406
Dec-2021	$22,010	$20,300	$20,633
Dec-2022	$16,818	$17,066	$16,843
Dec-2023	$19,344	$20,190	$20,583
Dec-2024	$21,481	$22,715	$24,183

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	0.62%	11.05%	8.81%	7.95%
MSCI ACWI Net	5.56%	17.49%	10.06%	9.23%
Morningstar Aggressive Target Risk Index	5.30%	12.50%	8.25%	8.55%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$143,094,156
Number of Portfolio Holdings	12
Advisory Fee	$608,010
Portfolio Turnover	558%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	18.8%
Exchange-Traded Funds	81.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	26%
ETFs - Equities (Technology)	13%
ETFs – Equities (Financials)	13%
Money Market Funds	7%
ETFs - Equities (Large Cap Growth)	21%
ETFs - Equities (Small Cap Growth)	3%
ETFs – Equities (Small Cap Value)	1%
ETFs - Equities (Mid Cap Growth)	16%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	40.1%
Vanguard Financials ETF	20.3%
Technology Select Sector SPDR Fund	19.9%
Mount Vernon Liquid Assets Portfolio, LLC	10.2%
First American Government Obligations Fund, Class Z	5.3%
Fidelity Government Portfolio, Class I	5.3%
iShares Russell 1000 Growth ETF	4.0%
iShares Russell 2000 Growth ETF	3.7%
iShares Russell 2000 Value ETF	1.9%

The Fund has economic exposure through securities and derivatives to the above security types of 152% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Market Leaders Fund - Investor (QMLFX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QMLFX

Quantified Pattern Recognition Fund - Investor (QSPMX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Pattern Recognition Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	1.60%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 6.86% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, returned 8.44% for the same period. The Fund’s secondary benchmark, a blended index of 50% of the S&P Index and 50% of the Bloomberg Aggregate Bond Index was up 5.19% for the 6  months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund gained 5.01% for the third quarter, slightly underperforming its benchmark, the S&P 500, which gained 5.89%. The Fund identified that the market was trending at the start of the quarter and maintained 160% exposure through mid-July. When the market started to pull back in July, the Fund reduced its exposure and was in cash by August 2. It began returning to the market shortly after but returned to cash midway through August. The Fund then sought mean-reversion trades for the rest of the quarter and ended September with short positions. The Fund rose 1.76% for the quarter, underperforming its benchmark, the S&P 500, which gained 2.41%. The Fund started the quarter primarily seeking mean-reversion patterns, starting with a long position of 110%. By the end of October, it had shifted to a maximum short exposure of 130%. From the end of November through the close of the quarter, the Fund returned to a long bias.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Pattern Recognition Fund - $16,393
50/50 S&P 500/Bloomberg Aggregate Bond - $14,890
S&P 500 Index - $21,891
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,891
$16,393
$14,890
Aug-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Pattern Recognition Fund	50/50 S&P 500/Bloomberg Aggregate Bond	S&P 500 Index
Aug-2019	$10,000	$10,000	$10,000
Dec-2019	$11,150	$10,526	$11,111
Dec-2020	$11,111	$11,964	$13,155
Dec-2021	$14,875	$13,496	$16,932
Dec-2022	$12,124	$11,436	$13,865
Dec-2023	$13,803	$13,218	$17,510
Dec-2024	$16,393	$14,890	$21,891

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	6.86%	18.76%	8.01%	9.70%
S&P 500 Index	8.44%	25.02%	14.53%	15.81%
50/50 S&P 500/Bloomberg Aggregate Bond	5.19%	12.65%	7.18%	7.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$44,180,523
Number of Portfolio Holdings	5
Advisory Fee	$190,644
Portfolio Turnover	282%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.7%
Certificate Of Deposit	2.6%
Money Market Funds	96.7%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Equities	1%
Cash & Equivalent	33%
Futures	66%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 4.337%,	42.2%
Fidelity Government Portfolio Class I, 4.330%,	42.2%
Valley Strong Credit Union, 5.100%, 02/10/25	2.3%
SPDR S&P 500 ETF Trust	0.6%

The Fund has economic exposure through securities and derivatives to the above security types of 297% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Pattern Recognition Fund - Investor (QSPMX )

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QSPMX

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Rising Dividend Tactical Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	1.64%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 7.33% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, returned 8.44% for the same period.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETFs that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund rose 11.39% in the third quarter, outperforming its benchmark, the S&P 500, which gained 5.89%. Despite having 140% market exposure, the Fund declined just 7.4% during the 8.5% sell-off in the S&P 500 in July. Four of the five Fund holdings outperformed the S&P 500 for the quarter. The most significant fund position was the Equally Weighted S&P 500, which rose 9.5%.

The Fund declined 3.64% in the fourth quarter, underperforming its benchmark, the S&P 500, which gained 2.41%. The Fund maintained 140% market exposure, with its largest position (60%) in the Equally Weighted S&P 500, which lost 1.85%. The underperformance of the Equally Weighted S&P 500 compared to the capitalization-weighted S&P 500 is rare. Over the 10 years from December 31, 2012, to December 31, 2022, the Equally Weighted S&P 500 had an annualized return of 12.09%, slightly below the 12.47% annualized return of the S&P 500. However, over the past two years, the disparity widened significantly, with annualized returns of 13.30% for the Equally Weighted S&P 500 versus 25.65% for the capitalization-weighted S&P 500.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Rising Dividend Tactical Fund - $9,883
S&P 500® Index - $15,087
$20,000
$15,000
$10,000
$5,000
$0
$15,087
$9,883
Apr-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Rising Dividend Tactical Fund	S&P 500® Index
Apr-2021	$10,000	$10,000
Dec-2021	$11,114	$11,669
Dec-2022	$7,571	$9,556
Dec-2023	$8,565	$12,068
Dec-2024	$9,883	$15,087

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	7.33%	15.39%	-0.32%
S&P 500® Index	8.44%	25.02%	11.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$32,061,626
Number of Portfolio Holdings	48
Advisory Fee	$182,787
Portfolio Turnover	78%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	16.1%
Exchange-Traded Funds	83.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Large Cap Funds
2%
Money Market Funds
10%
ETFs - Equities (Technology)
9%
ETFs – Equities (International)
13%
ETFs - Equities (S&P 500)
52%
ETFs - Equities (Large Cap Income)
14%

Value	Value
ETFs - Equities (Large Cap Income)	14%
ETFs - Equities (S&P 500)	52%
ETFs – Equities (International)	13%
ETFs - Equities (Technology)	9%
Money Market Funds	10%
Large Cap Funds	2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	21.1%
Vanguard International Dividend Appreciation ETF	17.0%
Invesco S&P 500 Low Volatility ETF	17.0%
Invesco S&P 500 Equal Weight ETF	17.0%
Invesco QQQ Trust Series 1	12.4%
First American Government Obligations Fund, Class Z	8.2%
Fidelity Government Portfolio, Class I	8.1%

The Fund has economic exposure through securities and derivatives to the above security types of 152% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QRDTX

Quantified STF Fund - Advisor (QSTAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$112	2.19%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 2.35% for the six months ending December 31, 2024. The NASDAQ 100 Total Return Index earned 7.16% for the same period.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter at 2.0X but adjusted as markets declined and volatility increased. It reduced to 1.6X on July 17, then to 0.8X on July 25, and further to 0X on August 5. The Fund signal increased to 1.6X on August 6, fell back to 0.8X on August 12, returned to 1.6X on August 13, and increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. The signal changed to 1.6X on September 3 and then to 0X on September 5. The Fund signal moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1X and ended at 0X. Once the post-election rally got underway, the Fund's signal ranged from 0X to 2X, with adjustments coming from its volatility overlay. The Fund was 2X through the last week of November and shifted between 2X and 1X during the first week in December. When volatility started to pick up in December, the Fund signal went to 0X on December 11 and stayed flat until December 26, when it rose to 1X. However, with continued volatility in late December, the signal returned to 0X on December 30, where it remained through the end of 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified STF Fund
Nasdaq-100® Index
$60,000
$45,000
$30,000
$15,000
$0
$50,968
$37,746
Nov-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,810	$10,216
Dec-2016	$8,358	$10,960
Dec-2017	$14,027	$14,575
Dec-2018	$12,977	$14,581
Dec-2019	$15,011	$20,334
Dec-2020	$26,475	$30,272
Dec-2021	$33,938	$38,599
Dec-2022	$18,167	$26,099
Dec-2023	$29,213	$40,488
Dec-2024	$37,746	$50,968

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	2.35%	29.21%	20.25%	15.66%
Nasdaq-100® Index	7.16%	25.88%	20.18%	19.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$204,861,519
Number of Portfolio Holdings	10
Advisory Fee	$1,026,864
Portfolio Turnover	89%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	3.4%
Private Investment Funds	10.0%
Money Market Funds	86.6%

What did the Fund invest in?

Sector Weighting (% of total investments)

Cash & Equivalent
90%
Private Investment Funds
10%

Value	Value
Private Investment Funds	10%
Cash & Equivalent	90%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	43.0%
First American Government Obligations Fund Class Z, 4.337%,	43.0%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	9.9%
Bellco Credit Union, 5.150%, 02/24/25	0.5%
Valley Strong Credit Union, 5.100%, 02/10/25	0.5%
Burke & Herbert Bank & Trust Company, 4.600%, 02/06/26	0.5%
Axos Bank, 3.800%, 04/02/27	0.5%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%

Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified STF Fund - Advisor (QSTAX )

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QSTAX

Quantified STF Fund - Investor (QSTFX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	1.59%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 2.66% for the six months ending December 31, 2024. The NASDAQ 100 Total Return Index earned 7.16% for the same period.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter at 2.0X but adjusted as markets declined and volatility increased. It reduced to 1.6X on July 17, then to 0.8X on July 25, and further to 0X on August 5. The Fund signal increased to 1.6X on August 6, fell back to 0.8X on August 12, returned to 1.6X on August 13, and increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. The signal changed to 1.6X on September 3 and then to 0X on September 5. The Fund signal moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1X and ended at 0X. Once the post-election rally got underway, the Fund's signal ranged from 0X to 2X, with adjustments coming from its volatility overlay. The Fund was 2X through the last week of November and shifted between 2X and 1X during the first week in December. When volatility started to pick up in December, the Fund signal went to 0X on December 11 and stayed flat until December 26, when it rose to 1X. However, with continued volatility in late December, the signal returned to 0X on December 30, where it remained through the end of 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified STF Fund
Nasdaq-100® Index
$60,000
$45,000
$30,000
$15,000
$0
$50,968
$39,759
Dec-2015
Nov-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,811	$10,216
Dec-2016	$8,381	$10,960
Dec-2017	$14,157	$14,575
Dec-2018	$13,176	$14,581
Dec-2019	$15,339	$20,334
Dec-2020	$27,218	$30,272
Dec-2021	$35,107	$38,599
Dec-2022	$18,905	$26,099
Dec-2023	$30,598	$40,488
Dec-2024	$39,759	$50,968

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	2.66%	29.94%	20.98%	16.32%
Nasdaq-100® Index	7.16%	25.88%	20.18%	19.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$204,861,519
Number of Portfolio Holdings	10
Advisory Fee	$1,026,864
Portfolio Turnover	89%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	3.4%
Private Investment Funds	10.0%
Money Market Funds	86.6%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Private Investment Funds	10%
Cash & Equivalent	90%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	43.0%
First American Government Obligations Fund Class Z, 4.337%,	43.0%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	9.9%
Bellco Credit Union, 5.150%, 02/24/25	0.5%
Valley Strong Credit Union, 5.100%, 02/10/25	0.5%
Burke & Herbert Bank & Trust Company, 4.600%, 02/06/26	0.5%
Axos Bank, 3.800%, 04/02/27	0.5%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%

Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified STF Fund - Investor (QSTFX )

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QSTFX

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Tactical Fixed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	1.62%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund declined -1.04% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 1.98%.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund rose 0.67% for the third quarter, underperforming the Bloomberg U.S. Aggregate Bond Market Index’s 5.19% gain and long-term Treasurys’ 7.95% gain. Within the Fund, 42% of the sub-strategies used beat the Bloomberg Index for the quarter, and 85% had positive returns. The Fund maintained a long bias toward long-term Treasurys but took short positions at the start of each month. It also maintained a 26% exposure to high-yield bonds throughout the quarter.

In the fourth quarter, the Fund declined by 1.69%, still outperforming its benchmarks, the Bloomberg U.S. Aggregate Bond Market Index, which fell 3.06%, and long-term Treasurys, which dropped 9.41%. Within the Fund, 57% of the sub-strategies outperformed the Bloomberg Index for the quarter, and 85% beat long-term Treasurys during the quarter. The Fund maintained a long bias for long-term Treasurys throughout the quarter but briefly traded to a short position early on, which proved beneficial. The Fund also maintained a small exposure to high-yield bonds, ranging from 11% to 25%, during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Fixed Income Fund - $7,727
Bloomberg U.S. Aggregate Bond Index - $9,984
$15,000
$10,000
$5,000
$0
$9,984
$7,727
Sep-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Dec-2019	$10,132	$10,148
Dec-2020	$11,182	$10,910
Dec-2021	$10,848	$10,742
Dec-2022	$8,355	$9,344
Dec-2023	$7,808	$9,861
Dec-2024	$7,727	$9,984

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	-1.04%	-1.04%	-5.27%	-4.75%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	-0.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,045,246
Number of Portfolio Holdings	38
Advisory Fee	$244,024
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	6.5%
Exchange-Traded Funds	0.1%
Money Market Funds	93.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Cash & Equivalent
85%
Futures
6%
High Yield Bond
9%

Value	Value
High Yield Bond	9%
Futures	6%
Cash & Equivalent	85%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 4.337%,	43.4%
Fidelity Government Portfolio Class I, 4.330%,	43.4%
Bellco Credit Union, 5.150%, 02/24/25	3.0%
Valley Strong Credit Union, 5.100%, 02/10/25	3.0%
iShares 20+ Year Treasury Bond ETF	0.1%

The Fund has economic exposure through securities and derivatives to the above security types of 117% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QFITX

Quantified Tactical Sectors Fund - Investor (QTSSX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Tactical Sectors Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.60%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund earned 2.59% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, returned 8.44% for the same period.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund lost 2.44% in the third quarter of 2024, underperforming its benchmark, the S&P 500, which rose by 5.89%. It started with a 50% allocation in Technology and 50% in the S&P 500 Index, initially generating a substantial gain of 6.31%, compared to the S&P 500’s 3.79% gain. However, the sharp sell-off in July erased the gain and more, with the Fund declining over 13%. It managed to recover about half of that loss by the end of the quarter.

The Fund  gained 5.15% in the fourth quarter, outperforming its benchmark, the S&P 500, which rose by 2.41%. For most of the quarter, the Fund allocated 25% to Technology, 25% to Financial Services, and the remainder to the S&P 500 Index, maintaining a market exposure of 156%. The Fund rallied 10.60% from October through November, compared to a 5.02% gain for the S&P 500 Index during the same period. However, the Fund fell 4.93% in December.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Sectors Fund - $7,840
S&P 500® Index - $16,540
$20,000
$15,000
$10,000
$5,000
$0
$16,540
$7,840
Mar-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Quantified Tactical Sectors Fund	S&P 500® Index
Mar-2021	$10,000	$10,000
Dec-2021	$8,341	$12,793
Dec-2022	$6,043	$10,476
Dec-2023	$6,874	$13,230
Dec-2024	$7,840	$16,540

Average Annual Total Returns

	6 Months	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	2.59%	14.06%	-6.16%
S&P 500® Index	8.44%	25.02%	14.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$109,131,431
Number of Portfolio Holdings	16
Advisory Fee	$393,170
Portfolio Turnover	266%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.6%
Exchange-Traded Funds	86.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	41%
ETFs - Equities (Technology)	25%
ETFs – Equities (Financials)	26%
Money Market Funds	8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	44.2%
Vanguard Financials ETF	21.7%
Technology Select Sector SPDR Fund	20.9%
Fidelity Government Portfolio, Class I	5.7%
First American Government Obligations Fund, Class Z	5.6%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%

The Fund has economic exposure through securities and derivatives to the above security types of 159% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Quantified Tactical Sectors Fund - Investor (QTSSX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QTSSX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and
Additional Information
December 31, 2024

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX

Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund
Investor Class Shares QTSSX	Investor Class Shares QRDTX

Quantified Government Income Tactical Fund	Quantified Global Fund
Investor Class Shares QGITX	Investor Class Shares QGBLX

Quantified Eckhardt Managed Futures Strategy Fund
Investor Class Shares QETCX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 9.9%
	AEROSPACE & DEFENSE - 0.3%
887	Lockheed Martin Corporation	$431,029

	ASSET MANAGEMENT - 0.3%
10,527	Federated Hermes, Inc.	432,765

	BEVERAGES - 0.7%
6,917	Coca-Cola Company	430,653
2,854	PepsiCo, Inc.	433,979
		864,632
	BIOTECH & PHARMA - 0.3%
2,970	Johnson & Johnson	429,521

	COMMERCIAL SUPPORT SERVICES - 0.3%
2,313	Cintas Corporation	422,585

	CONSUMER SERVICES - 0.3%
5,348	Service Corp International	426,877

	DIVERSIFIED INDUSTRIALS - 0.7%
1,892	Honeywell International, Inc.	427,384
1,671	Illinois Tool Works, Inc.	423,699
		851,083
	FOOD - 0.7%
6,800	General Mills, Inc.(c)	433,636
2,547	Hershey Company	431,334
		864,970
	HEALTH CARE FACILITIES & SERVICES - 0.4%
835	Chemed Corporation	442,383

	HOUSEHOLD PRODUCTS – 1.0%
2,640	Clorox Company	428,763
4,689	Colgate-Palmolive Company	426,277
3,283	Kimberly-Clark Corporation	430,204
		1,285,244

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 9.9% (Continued)
	INSURANCE - 1.7%
4,194	Aflac, Inc.	$433,827
3,137	American Financial Group, Inc.	429,550
4,548	Arch Capital Group Ltd.	420,008
1,964	Marsh & McLennan Companies, Inc.	417,173
1,719	RenaissanceRe Holdings Ltd.	427,704
		2,128,262
	MACHINERY - 0.3%
4,185	Veralto Corporation	426,242

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
35,520	Ellington Financial, Inc.(c)	430,502

	SPECIALTY REITS - 0.3%
3,487	Lamar Advertising Company, Class A	424,507

	TECHNOLOGY HARDWARE - 0.3%
903	Motorola Solutions, Inc.	417,394

	TECHNOLOGY SERVICES - 1.7%
1,466	Automatic Data Processing, Inc.	429,142
1,919	Broadridge Financial Solutions, Inc.	433,867
817	Mastercard, Inc., Class A	430,208
908	Moody's Corporation	429,820
1,560	Verisk Analytics, Inc.	429,671
		2,152,708
	TRANSPORTATION & LOGISTICS - 0.3%
1,893	Union Pacific Corporation	431,680

	TOTAL COMMON STOCKS (Cost $13,346,993)	12,862,384

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.4%
	EQUITY – 13.5%
183,991	Alerian MLP ETF(c)	$8,861,007
112,381	WisdomTree US LargeCap Dividend Fund(c)	8,742,118
		17,603,125
	FIXED INCOME - 59.9%
207,090	Invesco Emerging Markets Sovereign Debt ETF	4,104,524
214,810	Invesco Fundamental High Yield Corporate Bond ETF	3,883,765
98,937	Invesco Senior Loan ETF	2,084,603
221,267	iShares 1-3 Year Treasury Bond ETF	18,139,469
53,326	iShares 20+ Year Treasury Bond ETF	4,656,959
89,684	iShares 7-10 Year Treasury Bond ETF	8,291,286
49,428	iShares iBoxx High Yield Corporate Bond ETF(c)	3,887,512
93,444	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,753,834
158,041	ProShares Short 20+ Year Treasury Bond ETF(c)	3,894,130
111,625	SPDR Bloomberg Convertible Securities ETF(c)	8,694,471
119,403	SPDR Bloomberg High Yield Bond ETF(c)	11,399,404
		77,789,957

	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,572,410)	95,393,082

	SHORT-TERM INVESTMENTS — 15.4%
	MONEY MARKET FUNDS - 15.4%
10,037,844	Fidelity Government Portfolio, Class I, 4.33%(a)	10,037,844
10,037844	First American Government Obligations Fund, Class Z, 4.34%(a)	10,037,844
	TOTAL MONEY MARKET FUNDS (Cost $20,075,688)	20,075,688

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,075,688)	20,075,688

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 17.0%
22,084,026	Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(a),(b),(d)	$22,084,026

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,084,026)

	TOTAL INVESTMENTS - 115.7% (Cost $152,079,117)	$150,415,180
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7)%	(20,453,145)
	NET ASSETS - 100.0%	$129,962,035

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	(Depreciation)
24	CME E-Mini Standard & Poor's 500 Index Futures	03/24/2025	$7,122,900	$9,300
165	Ultra U.S. Treasury Bond Futures	03/21/2025	19,619,531	(48,115)
	TOTAL FUTURES CONTRACTS			$(38,815)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $21,624,826 at December 31, 2024.

(d)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.9%
	EQUITY - 89.9%
14,271	iShares Russell 1000 Growth ETF	$5,730,948
18,531	iShares Russell 2000 Growth ETF	5,333,592
16,385	iShares Russell 2000 Value ETF(c)	2,689,926
97,901	SPDR S&P 500 ETF Trust(d),(e)	57,377,818
122,312	Technology Select Sector SPDR Fund(c)	28,439,986
245,846	Vanguard Financials ETF	29,027,037
		128,599,307

	TOTAL EXCHANGE-TRADED FUNDS (Cost $130,493,577)	128,599,307

	SHORT-TERM INVESTMENTS — 10.6%
	MONEY MARKET FUNDS – 10.6%
7,635,080	Fidelity Government Portfolio, Class I, 4.33%(a)	7,635,080
7,635,081	First American Government Obligations Fund, Class Z, 4.34%(a)	7,635,081
	TOTAL MONEY MARKET FUNDS (Cost $15,270,161)	15,270,161

Units
	COLLATERAL FOR SECURITIES LOANED - 10.2%
14,539,241	Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(a),(b),(d)	14,539,241

	COLLATERAL FOR SECURITIES LOANED (Cost $14,539,241)

	TOTAL INVESTMENTS – 110.7% (Cost $160,302,979)	$158,408,709
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)%	(15,314,553)
	NET ASSETS - 100.0%	$143,094,156

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $14,194,400 at December 31, 2024.

(d)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	December 31, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
79,670	iShares Russell 1000 Growth ETF	$31,993,879	USD SOFR plus 60 bp	1/22/2026	BRC	$(608,717)
19,270	iShares Russell 1000 Growth ETF	7,738,446	USD SOFR plus 60 bp	1/23/2026	BRC	(183,951)
269,400	iShares Russell Mid-Cap Growth ETF	34,146,450	USD SOFR plus 60 bp	1/22/2026	BRC	(915,080)
					Total:	$(1,707,748)

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.0%
	EQUITY - 53.4%
1,909	ARK Autonomous Technology & Robotics ETF(a)	$147,470
13,846	Fidelity High Dividend ETF	691,469
3,857	Fidelity MSCI Consumer Discretionary Index ETF	375,904
6,938	Fidelity MSCI Industrials Index ETF	487,811
1,303	First Trust Cloud Computing ETF(a)	155,213
1,985	First Trust Industrials/Producer Durables AlphaDEX Fund	148,498
8,562	First Trust NASDAQ Technology Dividend Index Fund	671,775
12,677	Global X Artificial Intelligence & Technology ETF(d)	489,839
7,279	Global X FinTech ETF	227,250
303	Invesco ETF Trust Invesco Dorsey Wright Industrials Momentum ETF	46,589
17,747	Invesco KBW High Dividend Yield Financial ETF(d)	260,348
2,598	Invesco Leisure & Entertainment ETF	135,616
419	Invesco S&P 500 Momentum ETF	39,809
5,042	iShares Global Consumer Discretionary ETF	929,493
14,707	iShares Global Financials ETF(d)	1,412,703
2,963	iShares Global Industrials ETF	418,464
1,244	iShares Global Tech ETF	105,429
4,944	iShares MSCI USA Min Vol Factor ETF	438,978
16,219	iShares Robotics and Artificial Intelligence Multisector ETF	601,238
3,695	iShares U.S. Aerospace & Defense ETF	537,068
3,335	iShares U.S. Tech Breakthrough Multisector ETF	177,389
1,689	iShares U.S. Technology ETF	269,429
2,629	Proshares Online Retail ETF	117,490
3,150	Roundhill Sports Betting & iGaming ETF(a)	59,693
2,108	SPDR Global Dow ETF	278,319
1,319	SPDR S&P Capital Markets ETF	181,626
7,310	US Diversified Real Estate ETF	235,017
304	Vanguard Consumer Discretionary ETF	114,116
863	Vanguard Information Technology ETF	536,613
5,704	WisdomTree US LargeCap Fund	348,971
		10,639,627
	FIXED INCOME - 3.6%
6,423	iShares Short Treasury Bond ETF	707,237

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,712,240)	$11,346,864

	OPEN-END MUTUAL FUNDS — 29.6%
	ALTERNATIVE - 20.3%
89,479	AQR Alternative Risk Premia Fund, Class I	1,011,112
120,473	AQR Equity Market Neutral Fund, Class I	1,205,937
70,701	AQR Managed Futures Strategy Fund, Class I	603,787
62,100	Campbell Systematic Macro Fund, Class I	606,093
73,337	Eaton Vance Global Macro Absolute Return Fund, Class I	616,018
		4,042,947
	FIXED INCOME - 9.3%
66,544	Cohen & Steers Low Duration Preferred and Income Fund, Class I	627,510
47,134	Miller Convertible Bond Fund, Class I	600,016
34,407	Victory INCORE Investment Grade Convertible Fund, Class I	620,367
		1,847,893

	TOTAL OPEN-END MUTUAL FUNDS (Cost $5,859,006)	5,890,840

	SHORT-TERM INVESTMENTS — 9.8%
	MONEY MARKET FUNDS - 9.8%
975,815	Fidelity Government Portfolio, Class I, 4.33%(b)	975,815
975,816	First American Government Obligations Fund, Class Z, 4.34%(b)	975,816
	TOTAL MONEY MARKET FUNDS (Cost $1,951,631)	1,951,631

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,951,631)	1,951,631

Units
	COLLATERAL FOR SECURITIES LOANED - 3.5%
687,825	Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(b),(c),(e)	687,825

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $687,825)

	TOTAL INVESTMENTS - 99.9% (Cost $20,210,702)	$19,877,160
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	23,177
	NET ASSETS - 100.0%	$19,900,337

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
17	Ultra U.S. Treasury Bond Futures	03/21/2025	$2,021,406	$(4,781)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	All or portion of the security is on loan. Total loaned securities had a value of $669,393 at December 31, 2024.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	PRIVATE INVESTMENT FUND — 9.9%
	COMMODITY POOL - 9.9%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a)			$20,362,091

	TOTAL PRIVATE INVESTMENT FUND (Cost $21,369,074)			20,362,091

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 3.4%
	BANKING - 3.4%
1,000,000	Ally Bank	3.7500	09/27/27	994,096
1,000,000	Axos Bank	3.8000	04/02/27	995,701
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,001,147
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	1,000,277
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	994,447
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	992,344
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,758
				6,978,770

	TOTAL CERTIFICATE OF DEPOSIT (Cost $7,000,000)			6,978,770

Shares
	SHORT-TERM INVESTMENTS — 86.1%
	MONEY MARKET FUNDS - 86.1%
88,168,928	Fidelity Government Portfolio, Class I, 4.33%(b),(c)			88,168,928
88,168,928	First American Government Obligations Fund, Class Z, 4.34%(b),(c)			88,168,928
	TOTAL MONEY MARKET FUNDS (Cost $176,337,856)			176,337,856

	TOTAL SHORT-TERM INVESTMENTS (Cost $176,337,856)			176,337,856

	TOTAL INVESTMENTS – 99.4% (Cost $204,706,930)			$203,678,717
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%			1,182,802
	NET ASSETS - 100.0%			$204,861,519

(a)	Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund‘s (‘‘Galaxy’’) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the ‘‘Platform’’). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub- managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(c)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.6%
	EQUITY - 0.6%
450	SPDR S&P 500 ETF Trust			$263,736

	TOTAL EXCHANGE-TRADED FUND (Cost $268,041)			263,736

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 2.3%
	BANKING - 2.3%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,758

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,000,758

Shares
	SHORT-TERM INVESTMENTS — 84.4%
	MONEY MARKET FUNDS – 84.4%
18,645,440	Fidelity Government Portfolio Class I, 4.33%(a)(b)			18,645,440
18,645,441	First American Government Obligations Fund, Class Z, 4.34%(a)(b)			18,645,441
	TOTAL MONEY MARKET FUNDS (Cost $37,290,881)			37,290,881

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,290,881)			37,290,881

	TOTAL INVESTMENTS – 87.3% (Cost $38,558,922)			$38,555,375
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.7%			5,625,148
	NET ASSETS - 100.0%			$44,180,523

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Amount	Unrealized (Depreciation)
294	CME E-Mini Standard & Poor's 500 Index Futures	03/24/2025	$87,255,525	$(2,721,877)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
200	iShares 20+ Year Treasury Bond ETF			$17,466

	TOTAL EXCHANGE-TRADED FUND (Cost $17,488)			17,466

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 6.0%
	BANKING - 6.0%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,001,147
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,758
				2,001,905

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			2,001,905

Shares
	SHORT-TERM INVESTMENTS — 86.8%
	MONEY MARKET FUNDS - 86.8%
14,345,805	Fidelity Government Portfolio, Class I, 4.33%(a),(b)			14,345,805
14,345,806	First American Government Obligations Fund, Class Z, 4.34%(a),(b)			14,345,806
	TOTAL MONEY MARKET FUNDS (Cost $28,691,611)			28,691,611

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,691,611)			28,691,611

	TOTAL INVESTMENTS - 92.9% (Cost $30,709,099)			$30,710,982
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.1%			2,334,264
	NET ASSETS - 100.0%			$33,045,246

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
18	Ultra U.S. Treasury Bond Futures	03/21/2025	$2,140,313	$(79,864)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	December 31, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
14,300	iShares iBoxx $ High Yield Corporate Bond ETF	$1,124,695	USD SOFR plus 60 bp	11/14/2025	BRC	$(11,118)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	11/28/2025	BRC	(17)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	12/11/2025	BRC	(103)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	12/12/2025	BRC	(48)
300	iShares iBoxx $ High Yield Corporate Bond ETF	23,595	USD SOFR plus 60 bp	12/24/2025	BRC	(248)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	12/26/2025	BRC	(84)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	12/31/2025	BRC	(95)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	1/2/2026	BRC	(102)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	1/5/2026	BRC	(106)
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,865	USD SOFR plus 60 bp	1/16/2026	BRC	(54)
11,700	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,096,056	USD SOFR plus 60 bp	11/14/2025	BRC	(3,904)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	11/21/2025	BRC	(23)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	11/28/2025	BRC	(3)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	12/5/2025	BRC	(23)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	12/11/2025	BRC	(96)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	12/12/2025	BRC	(25)
300	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	28,104	USD SOFR plus 60 bp	12/24/2025	BRC	(203)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	12/31/2025	BRC	(82)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	1/2/2026	BRC	(83)
100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,368	USD SOFR plus 60 bp	1/8/2026	BRC	(87)
200	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	18,736	USD SOFR plus 60 bp	1/30/2026	BRC	(15)
11,400	SPDR Bloomberg High Yield Bond ETF	1,088,358	USD SOFR plus 60 bp	11/14/2025	BRC	(10,866)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	11/21/2025	BRC	(72)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	11/28/2025	BRC	(24)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	12/5/2025	BRC	(53)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	12/11/2025	BRC	(132)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	12/12/2025	BRC	(68)
300	SPDR Bloomberg High Yield Bond ETF	28,641	USD SOFR plus 60 bp	12/24/2025	BRC	(314)
200	SPDR Bloomberg High Yield Bond ETF	19,094	USD SOFR plus 60 bp	12/31/2025	BRC	(246)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	1/8/2026	BRC	(141)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	1/16/2026	BRC	(67)
100	SPDR Bloomberg High Yield Bond ETF	9,547	USD SOFR plus 60 bp	1/26/2026	BRC	(22)
					Total:	$(28,524)

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 3.5%
	EQUITY – 3.5%
650	Invesco QQQ Trust Series 1			$332,300
50	iShares U.S. Real Estate ETF			4,653
100	SPDR S&P 500 ETF Trust			58,608

	TOTAL EXCHANGE-TRADED FUNDS (Cost $402,800)			395,561

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 8.7%
	BANKING - 8.7%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,758

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,000,758

Shares
	SHORT-TERM INVESTMENTS — 76.2%
	MONEY MARKET FUNDS – 76.2%
3,603,592	Fidelity Government Portfolio Class I, 4.33%(a),(c)			3,603,592
1,525,339	First American Government Obligations Fund, X, 4.38%(a),(b)			1,525,339
3,603,592	First American Government Obligations Fund, Class Z, 4.34%(a),(c)			3,603,592
	TOTAL MONEY MARKET FUNDS (Cost $8,732,523)			8,732,523

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,732,523)			8,732,523

	TOTAL INVESTMENTS – 88.4% (Cost $10,135,323)			$10,128,842
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.6%			1,332,442
				$11,461,294
	NET ASSETS - 100.0%

See accompanying notes to consolidated financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
3	CME E-Mini NASDAQ 100 Index Futures	03/24/2025	$1,273,590	$(52,032)
29	CME E-Mini Standard & Poor's 500 Index Futures	03/24/2025	8,606,838	(281,277)
38	COMEX Gold 100 Troy Ounces Futures(b)	02/27/2025	10,024,400	(321,520)
70	Dow Jones US Real Estate Index Futures	03/24/2025	2,510,900	(111,270)
	TOTAL FUTURES CONTRACTS			$(766,099)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(c)	See note 10.

See accompanying notes to consolidated financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.1%
	APPAREL & TEXTILE PRODUCTS - 0.4%
73,795	Hanesbrands, Inc.(a),(c)	$600,691

	AUTOMOTIVE - 1.9%
99,672	Adient plc(a)	1,717,349
8,240	Dorman Products, Inc.(a)	1,067,492
		2,784,841
	BIOTECH & PHARMA - 3.1%
14,329	BioMarin Pharmaceutical, Inc.(a)	941,845
50,171	Catalyst Pharmaceuticals, Inc.(a)	1,047,069
42,162	Halozyme Therapeutics, Inc.(a)	2,015,766
14,306	Moderna, Inc.(a),(c)	594,843
		4,599,523
	CHEMICALS - 0.8%
33,228	Valvoline, Inc.(a),(c)	1,202,189

	CONSTRUCTION MATERIALS - 3.8%
317,251	MDU Resources Group, Inc.	5,716,863

	CONSUMER SERVICES - 0.5%
6,654	Stride, Inc.(a)	691,550

	CONTAINERS & PACKAGING - 1.0%
26,944	International Paper Company(c)	1,450,126

	ELECTRIC UTILITIES - 11.7%
13,958	Constellation Energy Corporation	3,122,544
80,266	Entergy Corporation	6,085,768
58,448	NRG Energy, Inc.	5,273,179
21,360	Vistra Corporation	2,944,903
		17,426,394
	ELECTRICAL EQUIPMENT - 2.0%
18,260	Keysight Technologies, Inc.(a),(c)	2,933,104

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	ENGINEERING & CONSTRUCTION - 0.7%
19,335	Frontdoor, Inc.(a)	$1,057,044

	FOOD - 17.7%
141,328	BellRing Brands, Inc.(a)	10,647,651
226,565	Fresh Del Monte Produce, Inc.	7,524,224
182,104	Pilgrim's Pride Corporation(a),(c)	8,265,701
		26,437,576
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
13,699	Louisiana-Pacific Corporation(c)	1,418,531

	HEALTH CARE FACILITIES & SERVICES - 0.7%
84,305	Owens & Minor, Inc.(a)	1,101,866

	HOME & OFFICE PRODUCTS - 0.5%
10,617	Scotts Miracle-Gro Company	704,332

	HOTEL REIT - 6.0%
307,190	Apple Hospitality REIT, Inc. (c)	4,715,367
463,159	DiamondRock Hospitality Company(c)	4,182,326
		8,897,693
	LEISURE FACILITIES & SERVICES - 0.6%
6,829	Brinker International, Inc.(a)	903,408

	METALS & MINING - 1.2%
28,129	Alcoa Corporation	1,062,714
38,105	Century Aluminum Company(a)	694,273
		1,756,987
	MULTI ASSET CLASS REIT - 2.3%
81,927	Vornado Realty Trust(c)	3,444,211

	OFFICE REIT - 5.2%
214,847	Douglas Emmett, Inc.(c)	3,987,560
54,459	SL Green Realty Corporation(c)	3,698,855
		7,686,415

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	OIL & GAS PRODUCERS - 7.0%
45,521	CNX Resources Corporation(a),(c)	$1,669,255
95,053	Kinder Morgan, Inc.	2,604,453
23,505	ONEOK, Inc.	2,359,902
12,032	Targa Resources Corporation	2,147,712
32,905	Viper Energy, Inc.(c)	1,614,648
		10,395,970

	RENEWABLE ENERGY - 0.8%
6,662	First Solar, Inc.(a)	1,174,111

	RETAIL - CONSUMER STAPLES - 4.1%
48,618	Sprouts Farmers Market, Inc.(a)	6,177,889

	RETAIL REIT - 9.8%
272,590	Acadia Realty Trust(c)	6,585,774
167,816	SITE Centers Corporation	2,565,907
158,933	Tanger, Inc.	5,424,383
		14,576,064
	SEMICONDUCTORS - 1.0%
8,709	Coherent Corporation(a)	825,004
12,351	Semtech Corporation(a),(c)	763,909
		1,588,913
	SOFTWARE - 1.2%
5,255	CommVault Systems, Inc.(a)	793,032
54,504	DoubleVerify Holdings, Inc.(a)	1,047,022
		1,840,054
	STEEL - 0.7%
6,139	Carpenter Technology Corporation	1,041,850

	TECHNOLOGY HARDWARE - 1.6%
8,257	InterDigital, Inc.	1,599,546
10,105	Lumentum Holdings, Inc.(a)	848,315
		2,447,861
	TECHNOLOGY SERVICES - 3.8%
25,712	CSG Systems International, Inc.	1,314,140

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	TECHNOLOGY SERVICES - 3.8% (Continued)
4,144	EPAM Systems, Inc.(a)	$968,950
79,897	Genpact Ltd.	3,431,576
		5,714,666
	TELECOMMUNICATIONS - 0.6%
28,601	Iridium Communications, Inc.	830,001

	WHOLESALE - CONSUMER STAPLES - 2.4%
131,831	United Natural Foods, Inc.(a),(c)	3,600,305

	TOTAL COMMON STOCKS (Cost $148,821,894)	140,201,028

	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUNDS - 6.4%
4,724,291	Fidelity Government Portfolio, Class I, 4.33%(b)	4,724,291
4,724,290	First American Government Obligations Fund, Class Z, 4.34%(b)	4,724,290
	TOTAL MONEY MARKET FUNDS (Cost $9,448,581)	9,448,581

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,448,581)	9,448,581

Units
	COLLATERAL FOR SECURITIES LOANED - 25.5%
37,984,956	Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(b),(d),(e),(f)	37,984,956

	COLLATERAL FOR SECURITIES LOANED (Cost $37,984,956)

	TOTAL INVESTMENTS - 126.0% (Cost $196,255,431)	$187,634,565
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.0)%	(38,666,068)
	NET ASSETS - 100.0%	$148,968,497

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $37,218,368 at December 31, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

(f)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.8%
	EQUITY - 86.8%
82,276	SPDR S&P 500 ETF Trust(e)	$48,220,318
98,133	Technology Select Sector SPDR Fund	22,817,885
200,661	Vanguard Financials ETF(c)	23,692,045
		94,730,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $91,800,990)	94,730,248

	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
6,185,708	Fidelity Government Portfolio, Class I, 4.33%(a)	6,185,708
6,185,709	First American Government Obligations Fund, Class Z, 4.34%(a)	6,185,709
	TOTAL MONEY MARKET FUNDS (Cost $12,371,417)	12,371,417
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,371,417)	12,371,417

Units	COLLATERAL FOR SECURITIES LOANED - 2.3%
2,506,400	Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(a),(b),(d)	2,506,400

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,506,400)

	TOTAL INVESTMENTS - 100.4% (Cost $106,678,807)	$109,608,065
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(476,634)
	NET ASSETS - 100.0%	109,131,431

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $2,455,856 at December 31, 2024.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity	December 31, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
34,780	SPDR S&P 500 ETF Trust	$20,383,862	USD SOFR plus 60 bp	10/8/2025	BRC	$1,407,994
31,650	SPDR S&P 500 ETF Trust	18,549,432	USD SOFR plus 60 bp	12/5/2025	BRC	(386,304)
5,750	SPDR S&P 500 ETF Trust	3,369,960	USD SOFR plus 60 bp	1/5/2026	BRC	(121,415)
42,030	Technology Select Sector SPDR ETF	9,772,816	USD SOFR plus 60 bp	10/23/2025	BRC	322,904
40,000	Technology Select Sector SPDR ETF	9,300,800	USD SOFR plus 60 bp	12/5/2025	BRC	(270,437)
8,040	Technology Select Sector SPDR ETF	1,869,461	USD SOFR plus 60 bp	1/5/2026	BRC	(65,926)
68,880	Vanguard Financials ETF	8,132,662	USD SOFR plus 60 bp	9/8/2025	BRC	1,009,032
28,590	Vanguard Financials ETF	3,375,621	USD SOFR plus 60 bp	9/19/2025	BRC	297,277
76,260	Vanguard Financials ETF	9,004,018	USD SOFR plus 60 bp	12/5/2025	BRC	(120,408)
10,470	Vanguard Financials ETF	1,236,193	USD SOFR plus 60 bp	1/5/2026	BRC	(59,723)
					Total:	$2,012,994

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.5%
	EQUITY – 84.5%
7,797	Invesco QQQ Trust Series 1	$3,986,060
31,004	Invesco S&P 500 Equal Weight ETF	5,432,831
78,009	Invesco S&P 500 Low Volatility ETF	5,460,630
34,527	Vanguard Dividend Appreciation ETF	6,761,423
68,320	Vanguard International Dividend Appreciation ETF	5,464,917
		27,105,861

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,172,492)	27,105,861

	SHORT-TERM INVESTMENTS — 16.3%
	MONEY MARKET FUNDS - 16.3%
2,606,821	Fidelity Government Portfolio, Class I, 4.33%(a)	2,606,821
2,606,820	First American Government Obligations Fund, Class Z, 4.34%(a)	2,606,820
	TOTAL MONEY MARKET FUNDS (Cost $5,213,641)	5,213,641

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,213,641)	5,213,641

	TOTAL INVESTMENTS - 100.8% (Cost $32,386,133)	$32,319,502
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(257,876)
	NET ASSETS - 100.0%	$32,061,626

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS
		Notional Amount at				Unrealized
Number of		December 31,		Termination		Appreciation/
Shares	Reference Entity	2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
10	Invesco QQQ Trust Series 1	$5,112	USD SOFR plus 60 bp	1/16/2025	BRC	$2,160
120	Invesco QQQ Trust Series 1	61,348	USD SOFR plus 60 bp	4/30/2025	BRC	5,864
80	Invesco QQQ Trust Series 1	40,898	USD SOFR plus 60 bp	7/3/2025	BRC	2,742
90	Invesco QQQ Trust Series 1	46,011	USD SOFR plus 60 bp	8/11/2025	BRC	551
140	Invesco QQQ Trust Series 1	71,572	USD SOFR plus 60 bp	9/29/2025	BRC	4,510
420	Invesco QQQ Trust Series 1	214,717	USD SOFR plus 60 bp	10/3/2025	BRC	18,301
120	Invesco QQQ Trust Series 1	61,348	USD SOFR plus 60 bp	10/17/2025	BRC	2,421
100	Invesco QQQ Trust Series 1	51,123	USD SOFR plus 60 bp	12/5/2025	BRC	(563)
110	Invesco QQQ Trust Series 1	56,235	USD SOFR plus 60 bp	1/26/2026	BRC	(2,157)
1,930	Invesco S&P 500 Equal Weight ETF	338,194	USD SOFR plus 60 bp	4/30/2025	BRC	3,871
10,590	Invesco S&P 500 Equal Weight ETF	1,855,686	USD SOFR plus 60 bp	7/3/2025	BRC	71,720
10,860	Invesco S&P 500 Equal Weight ETF	1,902,998	USD SOFR plus 60 bp	8/11/2025	BRC	52,957
5,390	Invesco S&P 500 Equal Weight ETF	944,490	USD SOFR plus 60 bp	9/29/2025	BRC	(8,544)
23,870	Invesco S&P 500 Equal Weight ETF	4,182,740	USD SOFR plus 60 bp	10/3/2025	BRC	29,863
8,220	Invesco S&P 500 Equal Weight ETF	1,440,391	USD SOFR plus 60 bp	10/17/2025	BRC	(34,805)
7,300	Invesco S&P 500 Equal Weight ETF	1,279,179	USD SOFR plus 60 bp	12/5/2025	BRC	(63,549)
8,150	Invesco S&P 500 Equal Weight ETF	1,428,124	USD SOFR plus 60 bp	1/26/2026	BRC	(23,150)
80	Invesco S&P 500 Low Volatility ETF	5,600	USD SOFR plus 60 bp	4/30/2025	BRC	623
1,460	Invesco S&P 500 Low Volatility ETF	102,200	USD SOFR plus 60 bp	7/3/2025	BRC	4,698
1,810	Invesco S&P 500 Low Volatility ETF	126,700	USD SOFR plus 60 bp	8/11/2025	BRC	5,358
810	Invesco S&P 500 Low Volatility ETF	56,700	USD SOFR plus 60 bp	9/29/2025	BRC	(1,258)
3,450	Invesco S&P 500 Low Volatility ETF	241,500	USD SOFR plus 60 bp	10/3/2025	BRC	(5,456)
1,700	Invesco S&P 500 Low Volatility ETF	119,000	USD SOFR plus 60 bp	10/17/2025	BRC	(3,145)
1,360	Invesco S&P 500 Low Volatility ETF	95,200	USD SOFR plus 60 bp	12/5/2025	BRC	(4,050)
1,340	Invesco S&P 500 Low Volatility ETF	93,800	USD SOFR plus 60 bp	1/26/2026	BRC	(1,029)
230	Vanguard Dividend Appreciation ETF	45,041	USD SOFR plus 60 bp	4/30/2025	BRC	1,981
620	Vanguard Dividend Appreciation ETF	121,415	USD SOFR plus 60 bp	7/3/2025	BRC	6,802
690	Vanguard Dividend Appreciation ETF	135,123	USD SOFR plus 60 bp	8/11/2025	BRC	4,607
390	Vanguard Dividend Appreciation ETF	76,374	USD SOFR plus 60 bp	9/29/2025	BRC	(317)
1,650	Vanguard Dividend Appreciation ETF	323,119	USD SOFR plus 60 bp	10/3/2025	BRC	2,789
620	Vanguard Dividend Appreciation ETF	121,414	USD SOFR plus 60 bp	10/17/2025	BRC	(2,125)
540	Vanguard Dividend Appreciation ETF	105,748	USD SOFR plus 60 bp	12/5/2025	BRC	(3,614)
560	Vanguard Dividend Appreciation ETF	109,665	USD SOFR plus 60 bp	1/26/2026	BRC	(2,247)
750	Vanguard International Dividend Appreciation ETF	59,992	USD SOFR plus 60 bp	4/30/2025	BRC	(2,885)
970	Vanguard International Dividend Appreciation ETF	77,590	USD SOFR plus 60 bp	7/3/2025	BRC	(3,883)
1,320	Vanguard International Dividend Appreciation ETF	105,587	USD SOFR plus 60 bp	8/11/2025	BRC	(6,951)
550	Vanguard International Dividend Appreciation ETF	43,994	USD SOFR plus 60 bp	9/29/2025	BRC	(4,847)
3,010	Vanguard International Dividend Appreciation ETF	240,770	USD SOFR plus 60 bp	10/3/2025	BRC	(22,023)
1,200	Vanguard International Dividend Appreciation ETF	95,988	USD SOFR plus 60 bp	10/17/2025	BRC	(10,793)
1,440	Vanguard International Dividend Appreciation ETF	115,186	USD SOFR plus 60 bp	1/2/2026	BRC	(6,311)
1,280	Vanguard International Dividend Appreciation ETF	102,387	USD SOFR plus 60 bp	1/26/2026	BRC	(1,000)

					Total:	$7,116

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, w hich may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.5%
	FIXED INCOME - 0.5%
1,300	iShares 20+ Year Treasury Bond ETF			$113,529

	TOTAL EXCHANGE-TRADED FUND (Cost $113,919)			113,529

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 4.1%
	BANKING - 4.1%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,759

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,000,759

Shares
	SHORT-TERM INVESTMENTS — 92.2%
	MONEY MARKET FUNDS - 92.2%
11,162,838	Fidelity Government Portfolio Class I, 4.33%(a),(b)			11,162,838
11,162,838	First American Government Obligations Fund, Class Z, 4.34%(a) ,(b)			11,162,838
	TOTAL MONEY MARKET FUNDS (Cost $22,325,676)			22,325,676

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,325,676)			22,325,676

	TOTAL INVESTMENTS - 96.8% (Cost $23,439,595)			$23,439,964
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%			777,581
	NET ASSETS - 100.0%			$24,217,545

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
7	Ultra U.S. Treasury Bond Futures	03/21/2025	$832,344	$(12,000)
	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 47.0%
	ADVERTISING & MARKETING - 2.3%
6,937	Tremor International Ltd. - ADR(a)	$69,509

	AEROSPACE & DEFENSE - 0.6%
528	Embraer S.A. - ADR(a)	19,367

	ASSET MANAGEMENT - 0.3%
109	Futu Holdings Ltd. - ADR(a)	8,719

	BANKING - 5.0%
5,188	Banco Santander Brasil S.A. - ADR	20,285
1,167	Banco Santander Chile - ADR	22,010
8,256	Banco Santander S.A. - ADR	37,647
295	Grupo Financiero Galicia S.A. - ADR	18,384
4,169	Itau Unibanco Holding S.A. - ADR	20,678
1,031	Woori Financial Group, Inc. - ADR	32,219
		151,223
	BIOTECH & PHARMA - 12.6%
118	Argenx S.E. - ADR(a)	72,570
798	Belite Bio, Inc. - ADR(a)	50,354
2,372	Centessa Pharmaceuticals plc - ADR(a)	39,731
1,409	Mesoblast Ltd. - ADR(a)	27,898
1,305	Novartis A.G. - ADR	126,990
232	Novo Nordisk A/S - ADR	19,957
967	Verona Pharma plc - ADR(a)	44,907
		382,407
	CHEMICALS - 0.7%
4,603	Sasol Ltd. - ADR	20,990

	E-COMMERCE DISCRETIONARY - 2.3%
550	Alibaba Group Holding Ltd. - ADR	46,635
253	PDD Holdings, Inc. - ADR(a)	24,538
		71,173
	ELECTRIC UTILITIES - 2.3%
8,896	Enel Chile S.A. - ADR	25,620

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS - 47.0% (Continued)
	ELECTRIC UTILITIES - 2.3% (Continued)
2,911	Korea Electric Power Corporation - ADR(a)	$20,028
282	Pampa Energia S.A. - ADR(a)	24,799
		70,447
	ENTERTAINMENT CONTENT - 2.1%
1,174	DoubleDown Interactive Company Ltd. - ADR(a)	12,257
4,534	DouYu International Holdings Ltd. - ADR	50,826
		63,083
	INSURANCE - 1.0%
1,993	Prudential plc - ADR	31,768

	INTERNET MEDIA & SERVICES - 2.9%
740	Tencent Music Entertainment Group - ADR(a)	8,399
188	Trip.com Group Ltd. - ADR(a)	12,908
5,748	Uxin Ltd. - ADR(a)	26,613
10,878	Zhihu, Inc. - ADR(a)	38,508
		86,428
	LEISURE FACILITIES & SERVICES - 0.5%
575	Atour Lifestyle Holdings Ltd. - ADR	15,462

	OIL & GAS PRODUCERS - 7.0%
2,547	Petroleo Brasileiro S.A. - ADR	32,754
1,590	Shell PLC - ADR	99,614
633	Transportadora de Gas del Sur S.A. - ADR(a)	18,528
377	Vista Energy S.A.B. de C.V. - ADR(a)	20,399
987	YPF S.A. - ADR(a)	41,957
		213,252
	RENEWABLE ENERGY - 0.2%
3,970	Novonix Ltd. - ADR(a)	7,146

	SEMICONDUCTORS - 2.0%
308	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	60,827

	SPECIALTY FINANCE - 1.7%
3,976	Lufax Holding Ltd. - ADR	9,503

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 47.0% (Continued)
	SPECIALTY FINANCE - 1.7% (Continued)
1,069	Qifu Technology, Inc. - ADR	$41,028
		50,531
	TECHNOLOGY HARDWARE - 0.6%
2,105	Telefonaktiebolaget LM Ericsson - ADR	16,966

	TELECOMMUNICATIONS - 2.3%
5,467	Telecom Argentina S.A. - ADR(a)	68,830

	TRANSPORTATION & LOGISTICS - 0.6%
2,474	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)	18,407

	TOTAL COMMON STOCKS (Cost $1,454,065)	1,426,535

	EXCHANGE-TRADED FUNDS — 50.5%
	EQUITY - 50.5%
471	Invesco QQQ Trust Series 1	240,789
2,206	SPDR S&P 500 ETF Trust(b)	1,292,893
		1,533,682
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,504,355)	1,533,682

	TOTAL INVESTMENTS - 97.5% (Cost $2,958,420)	$2,960,217
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	75,603
	NET ASSETS - 100.0%	$3,035,820

ADR	- American Depositary Receipt

A.S.	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 43.1%
	COMMODITY POOLS - 43.1%
N/A	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(c)(d)	$14,733,920
N/A	Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund (b)(d)	5,708,851
		20,442,771
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $20,239,712)	20,442,771

	SHORT-TERM INVESTMENTS — 56.8%
	MONEY MARKET FUNDS - 56.8%
26,739,568	Fidelity Government Portfolio, Class I, 4.33%(a),(c)	26,739,568
180,462	First American Government Obligations Fund, Class X, 4.38%(a),(b)	180,462
	TOTAL MONEY MARKET FUNDS (Cost $26,920,030)	26,920,030

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,920,030)	26,920,030

	TOTAL INVESTMENTS - 99.9% (Cost $47,159,742)	$47,362,801
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	24,879
	NET ASSETS - 100.0%	$47,387,680

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(b)	All or a portion of this investment is a holding of the QEMFS Fund Limited.

(c)	See note 10.

(d)	Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund and Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund’s (‘‘Galaxy’’) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the ‘‘Platform’’). The Platform identifies sub- managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed- income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$152,079,117	$160,302,979	$20,210,702	$204,706,930
At value (a)	$150,415,180	$158,408,709	$19,877,160	$203,678,717
Cash	—	910,000	—	1,090,171
Deposits with brokers for futures	1,453,570	—	187,538	41
Receivable:
Securities sold	—	—	1,277,258	—
Fund shares sold	285,932	13,542	1,971	56,722
Dividends and Interest	118,749	92,023	11,969	659,691
Unrealized appreciation on futures	9,300	—	—	—
Receivable for swaps	—	235,374	—
Prepaid expenses and other assets	13,091	—	—	68,321
Total Assets	152,295,822	159,659,648	21,355,896	205,553,663
Liabilities:
Payables:
Collateral on securities loaned	22,084,026	14,539,241	687,825	—
Securities purchased	—	—	639,937	—
Investment advisory fees	80,495	108,713	18,568	176,213
Fund shares redeemed	66,901	139,767	93,898	326,858
Distribution (12b-1) fees	26,838	36,354	6,233	44,264
Shareholder service fees - Investor Class	16,098	21,719	3,705	26,390
Payable to related parties	11,314	11,950	612	118,419
Unrealized depreciation on swaps	—	1,707,748	—	—
Unrealized depreciation on futures	48,115	—	4,781	—
Total Liabilities	22,333,787	16,565,492	1,455,559	692,144

Net Assets	$129,962,035	$143,094,156	$19,900,337	$204,861,519

Net Assets Consist of:
Capital Stock	$156,762,405	$193,081,583	$23,657,986	$205,833,972
Accumulated losses	(26,800,370)	(49,987,427)	(3,757,649)	(972,453)
Net Assets	$129,962,035	$143,094,156	$19,900,337	$204,861,519

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$129,951,952	$142,920,207	$19,833,051	$204,538,117
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	16,479,934	12,581,007	2,176,654	11,434,985
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$7.89	$11.36	$9.11	$17.89
Advisor Class Shares:
Net Assets	$10,083	$173,949	$67,286	$323,402
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,252	15,705	7,451	19,094
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.05	$11.08	$9.03	$16.94

(a)	Includes loaned securities with a value of $21,624,826, $14,194,400, $669,393 and $0, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2024

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Assets:
Investment securities:
At cost	$38,558,922	$30,709,099	$10,135,323	$196,255,431
At value (a)	$38,555,375	$30,710,982	$10,128,842	$187,634,565
Cash	1,034,057	1,059,507	—	—
Cash collateral for swaps	—	—	5	—
Deposits with brokers for futures	7,450,856	1,195,495	2,003,362	—
Receivable:
Dividends and Interest	154,002	113,654	40,160	329,831
Securities sold	—	17,464	133,163	—
Fund shares sold	943	149,556	733	2,637
Prepaid expenses and other assets	4,740	19,839	9,100	6,290
Total Assets	47,199,973	33,266,497	12,315,365	187,973,323

Liabilities:
Payables:
Collateral on securities loaned	—	—	—	37,984,956
Fund shares redeemed	165,273	40,277	748	825,774
Securities purchased	58,531	—	54,866	—
Investment advisory fees	40,470	28,898	11,292	124,321
Payable to related parties	17,112	32,130	16,550	20,047
Distribution (12b-1) fees	10,117	7,224	2,823	31,080
Shareholder service fees - Investor Class	6,070	4,334	1,693	18,648
Unrealized depreciation on swaps	—	28,524	—	—
Unrealized depreciation on futures	2,721,877	79,864	766,099	—
Total Liabilities	3,019,450	221,251	854,071	39,004,826

Net Assets	$44,180,523	$33,045,246	$11,461,294	$148,968,497

Net Assets Consist of:
Capital Stock	$55,463,543	$83,773,776	$20,578,724	$152,018,956
Accumulated losses	(11,283,020)	(50,728,530)	(9,117,430)	(3,050,459)
Net Assets	$44,180,523	$33,045,246	$11,461,294	$148,968,497

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$44,180,523	$33,045,246	$11,461,294	$148,968,497
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,787,616	4,625,069	1,885,344	9,950,216
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$11.66	$7.14	$6.08	$14.97

(a)	Includes loaned securities with a value of $0, $0, $0 and $37,218,368, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2024

					Quantified Eckhardt
	Quantified	Quantified	Quantified	Quantified	Managed Futures
	Tactical	Rising Dividend	Government Income	Global	Strategy Fund
	Sectors Fund	Tactical Fund	Tactical Fund	Fund	(Consolidated)
Assets:
Investment securities:
At cost	$106,678,807	$32,386,133	$23,439,595	$2,958,420	$47,159,742
At value (a)	$109,608,065	$32,319,502	$23,439,964	$2,960,217	$47,362,801
Deposits with brokers for futures	—	—	877,903	—	—
Unrealized appreciation on swaps	3,037,207	221,818	—	—	—
Receivable:
Securities sold	—	—	—	63,523	—
Dividends and interest	223,118	14,871	86,946	9,911	94,111
Fund shares sold	10,966	9,635	1,551	298	7,742
Prepaid expenses and other assets	12,942	8,013	5,351	29,116	3,005
Total Assets	112,892,298	32,573,839	24,411,715	3,063,065	47,467,659

Liabilities:
Due to custodian	—	—	—	8,356	—
Due to broker for swaps	—	110,000	—	—	—
Payables:
Collateral on securities loaned	2,506,400	—	—	—	—
Investment advisory fees	100,501	27,248	20,812	3,649	38,310
Fund shares redeemed	74,994	149,364	109,363	557	19,608
Distribution (12b-1) fees	25,125	6,812	5,203	912	9,577
Shareholder service fees - Investor Class	15,075	4,087	3,123	547	5,747
Payable to related parties	14,559	—	—	—	6,737
Securities purchased	—	—	43,669	13,224	—
Unrealized depreciation on swaps	1,024,213	214,702	—	—	—
Unrealized depreciation on futures	—	—	12,000	—	—
Total Liabilities	3,760,867	512,213	194,170	27,245	79,979

Net Assets	$109,131,431	$32,061,626	$24,217,545	$3,035,820	$47,387,680

Net Assets Consist of:
Capital Stock	$146,346,263	$33,325,714	$39,635,439	$2,851,158	$47,264,224
Accumulated earnings (losses)	(37,214,832)	(1,264,088)	(15,417,894)	184,662	123,456
Net Assets	$109,131,431	$32,061,626	$24,217,545	$3,035,820	$47,387,680

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$109,131,431	$32,061,626	$24,217,545	$3,035,820	$47,387,680
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	15,290,165	3,366,334	3,575,730	331,731	4,698,453
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$7.14	$9.52	$6.77	$9.15	$10.09

(a)	Includes loaned securities with a value of $2,455,856, $0, $0, $0 and $0 , respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund

Investment Income
Dividends	$2,736,861	$776,985	$471,717	$406
Interest	263,782	656,551	87,420	4,213,660
Securities lending, net	156,277	34,063	35,246	52
Total Investment Income	3,156,920	1,467,599	594,383	4,214,118

Expenses
Investment advisory fees	496,116	608,010	104,904	1,026,864
Operating services fees	121,181	146,538	29,231	186,577
Distribution (12b-1) fees
Investor Class	165,360	202,456	34,883	256,250
Advisor Class	50	856	342	1,864
Shareholder services fees - Investor Class	99,216	121,474	20,930	153,742
Miscellaneous expenses	4,500	4,500	4,500	4,500
Total Operating Expenses	886,423	1,083,834	194,790	1,629,797
Less: Expenses waived by the Advisor	—	—	(4,500)	—
Net Expenses	886,423	1,083,834	190,290	1,629,797
Net Operating Expenses	886,423	1,083,834	190,290	1,629,797

Net Investment Income	2,270,497	383,765	404,093	2,584,321

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	2,373,828	13,199,958	(367,435)	(91,569)
Futures	(1,226,849)	—	(156,749)	(985,088)
Swaps	—	(2,148,180)	—	—
	1,146,979	11,051,778	(524,184)	(1,076,657)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,593,133)	(7,161,838)	(652,500)	(963,911)
Futures	105,716	—	19,274	(1,448,262)
Swaps	—	(5,775,828)	—	—
	(2,487,417)	(12,937,666)	(633,226)	(2,412,173)

Net Realized and Unrealized Loss on Investments, Futures and Swaps	(1,340,438)	(1,885,888)	(1,157,410)	(3,488,830)

Net Increase (Decrease) in Net Assets Resulting From Operations	$930,059	$(1,502,123)	$(753,317)	$(904,509)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2024

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund

Investment Income
Dividends	$579	$1,010	$983	$1,960,539
Interest	875,749	1,127,157	613,204	322,435
Securities lending, net	13	202	83	11,675
Total Investment Income	876,341	1,128,369	614,270	2,294,649

Expenses
Investment advisory fees	190,644	244,024	141,661	822,198
Distribution (12b-1) fees - Investor Class	47,661	61,006	35,415	205,549
Operating services fees	38,402	48,832	34,118	143,902
Shareholder services fees - Investor Class	28,597	36,604	21,249	123,330
Interest expense on line of credit	—	—	—	1,448
Miscellaneous expenses	4,500	4,500	4,500	4,500
Total Operating Expenses	309,804	394,966	236,943	1,300,927
Less: Expenses waived by the Advisor	(4,500)	—	—	—
Net Expenses	305,304	394,966	236,943	1,300,927
Net Operating Expenses	305,304	394,966	236,943	1,300,927

Net Investment Income	571,037	733,403	377,327	993,722

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	7,851	(11,709)	43,100	13,246,768
Futures	4,122,380	(1,188,071)	4,279,101	—
Swaps	—	348,185	(972,115)	—
	4,130,231	(851,595)	3,350,086	13,246,768
Net change in unrealized appreciation (depreciation) on:
Investments	(275)	58,596	(2,413)	(9,818,282)
Futures	(2,625,168)	33,067	(478,633)	—
Swaps	—	(4,718)	14,130	—
	(2,625,443)	86,945	(466,916)	(9,818,282)

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	1,504,788	(764,650)	2,883,170	3,428,486

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,075,825	$(31,247)	$3,260,497	$4,422,208

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months or Period Ended December 31, 2024

					Quantified Eckhardt
	Quantified	Quantified	Quantified	Quantified	Managed Futures
	Tactical	Rising Dividend	Government Income	Global	Strategy Fund
	Sectors Fund	Tactical Fund	Tactical Fund	Fund	(Consolidated)*
Investment Income
Dividends (net of foreign withholding tax of $0, $0, $0, $19,085 and $0)	$507,910	$201,039	$1,611	$161,591	—
Interest	315,520	101,826	719,261	38,039	192,266
Securities lending, net	10,027	—	—	—	—
Total Investment Income	833,457	302,865	720,872	199,630	192,266

Expenses
Investment advisory fees	393,170	182,787	150,503	121,063	74,027
Distribution (12b-1) fees - Investor Class	98,293	45,697	37,626	30,266	18,507
Operating services fees	72,676	36,143	32,060	23,398	13,929
Shareholder services fees - Investor Class	58,976	27,418	22,575	18,160	11,104
Custody overdraft fees	—	6,933	—	2,381	—
Miscellaneous expenses	4,500	4,500	4,500	4,500	1,859
Total Operating Expenses	627,615	303,478	247,264	199,768	119,426
Less: Expenses waived by the Advisor	—	(4,500)	(4,500)	(4,500)	(1,859)
Net Expenses	627,615	298,978	242,764	195,268	117,567
Net Operating Expenses	627,615	298,978	242,764	195,268	117,567

Net Investment Income	205,842	3,887	478,108	4,362	74,699

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(41,088)	4,651,564	(2,990)	606,997	(61,433)
Futures	—	—	(60,123)	—	—
Swaps	(1,273,699)	2,405,547	—	—	—
	(1,314,787)	7,057,111	(63,113)	606,997	(61,433)
Net change in unrealized appreciation (depreciation) on:
Investments	313,864	(3,032,894)	3,645	(97,872)	203,059
Futures	—	—	48,121	—	—
Swaps	(235,373)	(1,478,649)	—	—	—
	78,491	(4,511,543)	51,766	(97,872)	203,059

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(1,236,296)	2,545,568	(11,347)	509,125	141,626

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,030,454)	$2,549,455	$466,761	$513,487	$216,325

*	Fund commenced operations on October 16, 2024.

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
Operations
Net investment income	$2,270,497	$5,184,542
Net realized gain (loss) from investments and futures	1,146,979	(4,091,615)
Net change in unrealized appreciation (depreciation) on investments and futures	(2,487,417)	564,426
Net Increase in Net Assets Resulting From Operations	930,059	1,657,353

Distributions to Shareholders from:
Investor Class	(4,949,271)	(5,579,407)
Advisor Class	(320)	(262)
Total Distributions to Shareholders	(4,949,591)	(5,579,669)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	246,736,207	566,469,873
Advisor Class	945	575
Net asset value of shares issued in reinvestment of distributions
Investor Class	4,940,355	5,572,709
Advisor Class	320	262
Payments for shares redeemed
Investor Class	(220,673,304)	(598,574,688)
Advisor Class	—	(14,851)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	31,004,523	(26,546,120)

Total Increase (Decrease) in Net Assets	26,984,991	(30,468,436)

Net Assets:
Beginning of Period	102,977,044	133,445,480
End of Period	$129,962,035	$102,977,044

Share Activity
Investor Class:
Shares Sold	29,740,512	68,730,706
Shares issued in reinvestments of Distributions	624,571	687,141
Shares Redeemed	(26,644,389)	(72,726,311)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	3,720,694	(3,308,464)

Advisor Class:
Shares Sold	111	68
Shares issued in reinvestments of Distributions	40	32
Shares Redeemed	—	(1,784)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	151	(1,684)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income	$383,765	$2,398,889	$404,093	$157,871
Net realized gain (loss) from investments, futures and Swaps	11,051,778	28,951,036	(524,184)	(240,372)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(12,937,666)	(3,851,749)	(633,226)	154,033
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,502,123)	27,498,176	(753,317)	71,532

Distributions to Shareholders from:
Investor Class	—	(4,601,537)	(463,325)	(147,554)
Advisor Class	—	(2,644)	(592)	(1,832)
Total Distributions to Shareholders	—	(4,604,181)	(463,917)	(149,386)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	152,093,336	348,776,225	12,348,557	52,206,249
Advisor Class	7,209	20,546	3,338	7,421
Net asset value of shares issued in reinvestment of distributions
Investor Class	—	4,588,996	462,294	147,553
Advisor Class	—	2,644	592	1,832
Payments for shares redeemed
Investor Class	(191,975,832)	(371,899,420)	(18,535,606)	(32,047,290)
Advisor Class	—	(43,733)	—	(17,084)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(39,875,287)	(18,554,742)	(5,720,825)	20,298,681

Total Increase (Decrease) in Net Assets	(41,377,410)	4,339,253	(6,938,059)	20,220,827

Net Assets:
Beginning of Period	184,471,566	180,132,313	26,838,396	6,617,569
End of Period	$143,094,156	$184,471,566	$19,900,337	$26,838,396

Share Activity
Investor Class:
Shares Sold	13,286,164	34,309,741	1,294,693	5,619,021
Shares issued in reinvestments of Distributions	—	445,967	49,978	16,635
Shares Redeemed	(17,029,012)	(36,232,519)	(1,989,466)	(3,528,036)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(3,742,848)	(1,476,811)	(644,795)	2,107,620

Advisor Class:
Shares Sold	709	2,151	360	824
Shares issued in reinvestments of Distributions	—	262	65	208
Shares Redeemed	—	(4,077)	—	(1,876)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	709	(1,664)	425	(844)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,584,321	$4,204,300	$571,037	$1,194,661
Net realized gain (loss) from investments and futures	(1,076,657)	62,705,212	4,130,231	(973,781)
Net change in unrealized appreciation (depreciation) on investments and futures	(2,412,173)	(6,132,662)	(2,625,443)	445,127
Net Increase (Decrease) in Net Assets Resulting From Operations	(904,509)	60,776,850	2,075,825	666,007
Distributions to Shareholders from:
Investor Class	(10,073,734)	(1,889,603)	(1,136,484)	(1,090,186)
Advisor Class	(15,006)	(1,228)	—	—
Total Distributions to Shareholders	(10,088,740)	(1,890,831)	(1,136,484)	(1,090,186)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	141,373,840	317,525,341	26,690,966	53,477,918
Advisor Class	12,881	248,359	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	9,887,682	1,831,593	1,135,487	1,088,810
Advisor Class	12,229	1,003	—	—
Payments for shares redeemed
Investor Class	(185,250,282)	(339,399,213)	(15,642,219)	(84,486,585)
Advisor Class	(134,755)	(146,541)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(34,098,405)	(19,939,458)	12,184,234	(29,919,857)

Total Increase (Decrease) in Net Assets	(45,091,654)	38,946,561	13,123,575	(30,344,036)

Net Assets:
Beginning of Period	249,953,173	211,006,612	31,056,948	61,400,984
End of Period	$204,861,519	$249,953,173	$44,180,523	$31,056,948

Share Activity
Investor Class:
Shares Sold	7,910,623	21,935,465	2,212,315	4,903,600
Shares issued in reinvestments of Distributions	535,048	125,969	92,316	108,555
Shares Redeemed	(10,650,436)	(24,354,955)	(1,295,435)	(7,698,858)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,204,765)	(2,293,521)	1,009,196	(2,686,703)

Share Activity
Advisor Class:
Shares Sold	749	17,933	—	—
Shares issued in reinvestments of Distributions	699	73	—	—
Shares Redeemed	(7,920)	(10,725)	—	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(6,472)	7,281	—	—

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund (Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$733,403	$1,178,998	$377,327	$872,673
Net realized gain (loss) from investments, futures and swaps	(851,595)	(6,634,407)	3,350,086	226,263
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	86,945	1,105,512	(466,916)	9,538
Net Increase (Decrease) in Net Assets Resulting From Operations	(31,247)	(4,349,897)	3,260,497	1,108,474

Distributions to Shareholders from:
Investor Class	(1,178,463)	(46,531)	(1,074,046)	(2,819,019)
Total Distributions to Shareholders	(1,178,463)	(46,531)	(1,074,046)	(2,819,019)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	31,847,588	131,063,263	71,668,276	127,122,320
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,175,106	46,474	1,070,893	2,816,778
Payments for shares redeemed
Investor Class	(51,112,112)	(187,684,404)	(86,427,091)	(154,559,645)
Total Decrease in Net Assets From Shares of Beneficial Interest	(18,089,418)	(56,574,667)	(13,687,922)	(24,620,547)

Total Decrease in Net Assets	(19,299,128)	(60,971,095)	(11,501,471)	(26,331,092)

Net Assets:
Beginning of Period	52,344,374	113,315,469	22,962,765	49,293,857
End of Period	$33,045,246	$52,344,374	$11,461,294	$22,962,765

Share Activity
Investor Class:
Shares Sold	4,202,854	17,016,144	10,608,825	18,683,251
Shares issued in reinvestments of Distributions	163,664	6,205	170,524	483,982
Shares Redeemed	(6,743,562)	(24,351,312)	(12,512,509)	(22,162,957)
Net Decrease in Shares of Beneficial Interest Outstanding	(2,377,044)	(7,328,963)	(1,733,160)	(2,995,724)

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$993,722	$277,827	$205,842	$506,761
Net realized gain (loss) from investments and swaps	13,246,768	21,255,226	(1,314,787)	14,812,446
Net change in unrealized appreciation (Depreciation) on investments, and swaps	(9,818,282)	(3,353,028)	78,491	(8,017,522)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,422,208	18,180,025	(1,030,454)	7,301,685

Distributions to Shareholders from:
Investor Class	(6,349,357)	(306,845)	—	(4,254,456)
Total Distributions to Shareholders	(6,349,357)	(306,845)	—	(4,254,456)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	251,966,859	701,276,523	80,518,588	105,009,299
Net asset value of shares issued in reinvestment of distributions:
Investor Class	6,307,455	306,260	—	4,250,691
Payments for shares redeemed
Investor Class	(287,099,036)	(640,727,335)	(35,231,340)	(117,384,196)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(28,824,722)	60,855,448	45,287,248	(8,124,206)

Total Increase (Decrease) in Net Assets	(30,751,871)	78,728,628	44,256,794	(5,076,977)

Net Assets:
Beginning of Period	179,720,368	100,991,740	64,874,637	69,951,614
End of Period	$148,968,497	$179,720,368	$109,131,431	$64,874,637

Share Activity
Investor Class:
Shares Sold	15,808,540	49,974,310	11,037,824	16,276,365
Shares issued in reinvestments of Distributions	415,785	21,342	—	677,941
Shares Redeemed	(17,908,756)	(46,068,427)	(5,064,150)	(18,100,277)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,684,431)	3,927,225	5,973,674	(1,145,971)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$3,887	$280,471	$478,108	$875,940
Net realized gain (loss) from investments, futures and swaps	7,057,111	2,725,731	(63,113)	(3,009,843)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(4,511,543)	2,869,995	51,766	(45,416)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,549,455	5,876,197	466,761	(2,179,319)

Distributions to Shareholders from:
Investor Class	—	(284,803)	(924,528)	(813,095)
Total Distributions to Shareholders	—	(284,803)	(924,528)	(813,095)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	49,386,053	52,776,157	38,207,819	96,361,138
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	284,025	921,919	812,129
Payments for shares redeemed
Investor Class	(57,491,100)	(51,480,721)	(42,135,614)	(109,695,101)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(8,105,047)	1,579,461	(3,005,876)	(12,521,834)

Total Increase (Decrease) in Net Assets	(5,555,592)	7,170,855	(3,463,643)	(15,514,248)

Net Assets:
Beginning of Period	37,617,218	30,446,363	27,681,188	43,195,436
End of Period	$32,061,626	$37,617,218	$24,217,545	$27,681,188

Share Activity
Investor Class:
Shares Sold	5,166,279	6,619,084	5,404,746	13,138,962
Shares issued in reinvestments of Distributions	—	34,469	135,377	116,853
Shares Redeemed	(6,039,733)	(6,342,428)	(5,949,056)	(14,616,830)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(873,454)	311,125	(408,933)	(1,361,015)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

			Quantified Eckhardt
			Managed Futures
			Strategy Fund
	Quantified Global Fund		(Consolidated)
	Six Months Ended	Year Ended	Period Ended
	December 31, 2024	June 30, 2024	December 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income	$4,362	$98,243	$74,699
Net realized gain (loss) from investments	606,997	606,660	(61,433)
Net change in unrealized appreciation (depreciation) on investments	(97,872)	99,669	203,059
Net Increase in Net Assets Resulting From Operations	513,487	804,572	216,325

Distributions to Shareholders from:
Investor Class	(549,614)	—	(92,869)
Total Distributions to Shareholders	(549,614)	—	(92,869)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	89,873,168	30,929,424	92,829,255
Net asset value of shares issued in reinvestment of distributions
Investor Class	545,545	—	92,857
Payments for shares redeemed
Investor Class	(94,640,185)	(24,440,577)	(45,657,888)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(4,221,472)	6,488,847	47,264,224

Total Increase (Decrease) in Net Assets	(4,257,599)	7,293,419	47,387,680

Net Assets:
Beginning of Period	7,293,419	—	—
End of Period	$3,035,820	$7,293,419	$47,387,680

Share Activity
Investor Class:
Shares Sold	8,095,997	3,013,309	9,242,203
Shares issued in reinvestments of Distributions	58,535	—	9,212
Shares Redeemed	(8,499,257)	(2,336,853)	(4,552,962)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(344,725)	676,456	4,698,453

*	Fund commenced operations on October 16, 2024.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period

	Six Months Ended		Investor Class
	December 31,		Year Ended June 30,
	2024		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$8.07		$8.30	$8.65	$8.79	$9.04	$9.75
Activity from investment operations:
Net investment income (loss) (1)	0.14		0.29	0.23	0.08	0.06	0.15
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.01)		(0.15)	(0.54)	(0.16)	(0.23)	(0.64)
Total from investment operations	0.13		0.14	(0.31)	(0.08)	(0.17)	(0.49)
Distributions to Shareholders:
Net investment income	(0.31)		(0.37)	(0.04)	(0.06)	(0.08)	(0.16)
Net realized gains	—		—	—	—	—	(0.06)
Total distributions	(0.31)		(0.37)	(0.04)	(0.06)	(0.08)	(0.22)
Net asset value, end of year or period	$7.89		$8.07	$8.30	$8.65	$8.79	$9.04

Total return (2)	1.65	% (5)	1.62%	(3.53)%	(0.90)%	(1.92)%	(5.19)%
Net assets, end of year or period (in 000s)	$129,952		$102,968	$133,422	$208,199	$124,443	$72,543

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.35	% (6)	1.35%	1.33%	1.31%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets (3,4)	3.42	% (6)	3.55%	2.68%	0.88%	0.70%	1.59%
Portfolio turnover rate	500	% (5)	718%	802%	820%	619%	794%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Six Months Ended		Advisor Class
	December 31,		Year Ended June 30,
	2024		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$8.22		$8.35	$8.70	$8.83	$9.07	$9.70
Activity from investment operations:
Net investment income (loss) (1)	0.12		0.24	0.19	0.04	(0.02)	0.09
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.03)		(0.16)	(0.54)	(0.17)	(0.22)	(0.64)
Total from investment operations	0.09		0.08	(0.35)	(0.13)	(0.24)	(0.55)
Distributions to Shareholders:
Net investment income	(0.26)		(0.21)	—	—	—	(0.02)
Net realized gains	—		—	—	—	—	(0.06)
Total distributions	(0.26)		(0.21)	—	—	—	(0.08)
Net asset value, end of year or period	$8.05		$8.22	$8.35	$8.70	$8.83	$9.07

Total return (2)	1.13	% (5)	0.99%	(4.02)%	(1.47)%	(2.65)%	(5.76)%
Net assets, end of year or period (in 000s)	$10		$9	$23	$17	$27	$523

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.94	% (6)	1.94%	1.93%	1.91%	2.02%	2.03%
Ratio of net investment income (loss) to average net assets (3,4)	2.93	% (6)	2.92%	2.21%	0.44%	(0.25)%	0.96%
Portfolio turnover rate	500	% (5)	718%	802%	820%	619%	794%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period

	Six Months Ended		Investor Class
	December 31,		Year Ended June 30,
	2024		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$11.29		$10.11	$9.12	$16.20	$11.02	$9.38
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.13	0.08	(0.01)	(0.01)	0.00 (2)
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	0.04		1.25	0.91	(3.88)	6.46	1.64
Total from investment operations	0.07		1.38	0.99	(3.89)	6.45	1.64
Distributions to Shareholders:
Net investment income	—		(0.20)	—	(0.19)	(0.03)	—
Net realized gains	—		—	—	(3.00)	(1.24)	—
Total distributions	—		(0.20)	—	(3.19)	(1.27)	—
Net asset value, end of year or period	$11.36		$11.29	$10.11	$9.12	$16.20	$11.02

Total return (3)	0.62	% (6)	13.88%	10.86%	(28.64)%	60.94%	17.48%
Net assets, end of year or period (in 000s)	$142,920		$184,306	$179,967	$234,197	$360,780	$139,415

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.34	% (7)	1.34%	1.32%	1.30%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets (4,5)	0.47	% (7)	1.25%	0.83%	(0.08)%	(0.07)%	(0.05)%
Portfolio turnover rate	558	% (6)	1289%	1592%	1058%	568%	727%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period

	Six Months Ended		Advisor Class
	December 31,		Year Ended June 30,
	2024		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$11.04		$9.90	$8.98	$15.92	$10.87	$9.30
Activity from investment operations:
Net investment income (loss) (1)	0.00	(8)	0.05	0.02	(0.08)	(0.19)	(0.06)
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	0.04		1.24	0.90	(3.83)	6.48	1.63
Total from investment operations	0.04		1.29	0.92	(3.91)	6.29	1.57
Distributions to Shareholders:
Net investment income	—		(0.15)	—	(0.03)	—	—
Net realized gains	—		—	—	(3.00)	(1.24)	—
Total distributions	—		(0.15)	—	(3.03)	(1.24)	—
Net asset value, end of year or period	$11.08		$11.04	$9.90	$8.98	$15.92	$10.87

Total return (2)	0.36	% (6)	13.14%	10.25%	(29.09)%	60.23%	16.88%
Net assets, end of year or period (in 000s)	$174		$166	$165	$151	$189	$649

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.94	% (7)	1.94%	1.93%	1.90%	2.00%	2.03%
Ratio of net investment income (loss) to average net assets (3,4)	0.04	% (7)	0.53%	0.23%	(0.67)%	(1.48)%	(0.65)%
Portfolio turnover rate	558	% (6)	1289%	1592%	1058%	568%	727%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period

	Six Months Ended		Investor Class
	December 31,		Year Ended June 30,
	2024		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$9.49		$9.17	$9.49	$10.92	$8.62	$9.48
Activity from investment operations:
Net investment income (loss) (1)	0.14		0.11	0.22	0.18	(0.04)	0.07
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.37)		0.53 (5)	(0.39)	(0.34)	2.34	(0.79)
Total from investment operations	(0.23)		0.64	(0.17)	(0.16)	2.30	(0.72)
Distributions to Shareholders:
Net investment income	(0.15)		(0.32)	(0.15)	(0.16)	—	(0.14)
Net realized gains	—		—	—	(1.11)	—	—
Total distributions	(0.15)		(0.32)	(0.15)	(1.27)	—	(0.14)
Net asset value, end of year or period	$9.11		$9.49	$9.17	$9.49	$10.92	$8.62

Total return (2)	(2.48	)% (6)	7.17%	(1.71)%	(1.99)%	26.68%	(7.76)%
Net assets, end of year or period (in 000s)	$19,833		$26,773	$6,546	$10,458	$8,627	$7,533

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.38	% (7)	1.50%	1.57%	1.33%	1.56%	1.46%
Ratio of net expenses to average net assets (3)	1.36	% (7)	1.43%	1.49%	1.33%	1.56%	1.46%
Ratio of net investment income (loss) to average net assets (3,4)	2.89	% (7)	1.13%	2.39%	1.77%	(0.43)%	0.74%
Portfolio turnover rate	331	% (6)	571%	971%	1321%	1031%	570%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period

	Six Months Ended		Advisor Class
	December 31,		Year Ended June 30,
	2024		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$9.37		$9.03	$9.32	$10.72	$8.51	$9.35
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.15	0.15	0.16	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.37)		0.42 (5)	(0.36)	(0.37)	2.26	(0.71)
Total from investment operations	(0.26)		0.57	(0.21)	(0.21)	2.21	(0.76)
Distributions to Shareholders:
Net investment income	(0.08)		(0.23)	(0.08)	(0.08)	—	(0.08)
Net realized gains	—		—	—	(1.11)	—	—
Total distributions	(0.08)		(0.23)	(0.08)	(1.19)	—	(0.08)
Net asset value, end of year or period	$9.03		$9.37	$9.03	$9.32	$10.72	$8.51

Total return (2)	(2.79	)% (6)	6.54%	(2.24)%	(2.45)%	25.97%	(8.26)%
Net assets, end of year or period (in 000s)	$67		$66	$71	$70	$82	$62

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.99	% (7)	2.16%	2.19%	1.94%	2.24%	2.14%
Ratio of net expenses to average net assets (3)	1.96	% (7)	2.10%	2.11%	1.94%	2.24%	2.14%
Ratio of net investment income (loss) to average net assets (3,4)	2.25	% (7)	1.66%	1.68%	1.58%	(0.49)%	(0.57)%
Portfolio turnover rate	331	% (6)	571%	971%	1321%	1031%	570%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period

	Six Months Ended		Investor Class
	December 31,		Year Ended June 30,
	2024		2024	2023	2022		2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$18.29		$13.23	$11.52	$17.12		$13.64	$9.51
Activity from investment operations:
Net investment income (loss) (1)	0.23		0.33	0.08	(0.19)		(0.19)	0.01
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.29		4.88	1.63	(1.74)		6.95	4.18
Total from investment operations	0.52		5.21	1.71	(1.93)		6.76	4.19
Distributions to Shareholders:
Net investment income	(0.23)		(0.15)	—	—		0.00 (2)	(0.06)
Net realized gains	(0.69)		—	—	(3.67)		(3.28)	—
Total distributions	(0.92)		(0.15)	—	(3.67)		(3.28)	(0.06)
Net asset value, end of year or period	$17.89		$18.29	$13.23	$11.52		$17.12	$13.64

Total return (3)	2.66	% (7)	39.67%	14.84%	(18.23	)% (6)	51.86%	44.17%
Net assets, end of year or period (in 000s)	$204,538		$249,510	$210,778	$140,559		$177,970	$70,861

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.59	% (8)	1.60%	1.58%	1.55%		1.66%	1.68%
Ratio of net investment income (loss) to average net assets (4,5)	2.52	% (8)	2.30%	0.74%	(1.18)%		(1.16)%	0.05%
Portfolio turnover rate	89	% (7)	38%	102%	168%		238%	91%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period

	Six Months Ended		Advisor Class
	December 31,		Year Ended June 30,
	2024		2024	2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of year or period	$17.32		$12.53	$10.98		$16.55	$13.34	$9.31
Activity from investment operations:
Net investment income (loss) (1)	0.16		0.24	0.01		(0.28)	(0.28)	(0.07)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.27		4.61	1.54		(1.62)	6.77	4.10
Total from investment operations	0.43		4.85	1.55		(1.90)	6.49	4.03
Distributions to Shareholders:
Net investment income	(0.12)		(0.06)	—		—	—	—
Net realized gains	(0.69)		—	—		(3.67)	(3.28)	—
Total distributions	(0.81)		(0.06)	—		(3.67)	(3.28)	—
Net asset value, end of year or period	$16.94		$17.32	$12.53		$10.98	$16.55	$13.34

Total return (2)	2.35	% (7)	38.84%	14.12	% (5)	(18.72)%	50.87%	43.29%
Net assets, end of year or period (in 000s)	$323		$443	$229		$302	$566	$456

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	2.19	% (8)	2.20%	2.18%		2.15%	2.27%	2.28%
Ratio of net investment income (loss) to average net assets (3,4)	1.92	% (8)	1.73%	0.10%		(1.79)%	(1.74)%	(0.65)%
Portfolio turnover rate	89	% (7)	38%	102%		168%	238%	91%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended						Period Ended
	December 31,		Year Ended June 30,				June 30,
	2024		2024	2023	2022	2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$11.18		$11.24	$8.32	$13.42	$10.49	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.18		0.37	0.21	(0.13)	(0.13)	(0.00	) (6)
Net realized and unrealized gain (loss) on investments and futures	0.60		(0.03)	2.72	(1.94)	3.08	0.90
Total from investment operations	0.78		0.34	2.93	(2.07)	2.95	0.90
Distributions to Shareholders:
Net investment income	(0.30)		(0.40)	(0.01)	—	—	(0.02)
Net realized gains	—		—	—	(3.03)	(0.02)	(0.39)
Total distributions	(0.30)		(0.40)	(0.01)	(3.03)	(0.02)	(0.41)
Net asset value, end of year or period	$11.66		$11.18	$11.24	$8.32	$13.42	$10.49

Total return (3)	6.86	% (7)	3.45%	35.28%	(21.49)%	28.21%	8.90	% (7)
Net assets, end of year or period (in 000s)	$44,181		$31,057	$61,401	$18,290	$70,953	$20,138

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.61	% (8)	1.64%	1.62%	1.55%	1.67%	1.69	% (8)
Ratio of net expenses to average net assets (4)	1.60	% (8)	1.61%	1.59%	1.55%	1.67%	1.69	% (8)
Ratio of net investment income (loss) to average net assets (4,5)	3.00	% (8)	3.33%	2.17%	(1.17)%	(1.12)%	(0.01	)% (8)
Portfolio turnover rate	282	% (7)	135%	314%	495%	226%	244	% (7)

(1)	The Fund commenced operations on August 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents less than $0.01 per share.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended							Period Ended
	December 31,		Year Ended June 30,					June 30,
	2024		2024	2023	2022	2021		2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$7.48		$7.91	$9.13	$9.99	$10.95		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.11		0.12	0.06	(0.12)	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.19)		(0.54)	(1.28)	(0.74)	(0.59)		1.18
Total from investment operations	(0.08)		(0.42)	(1.22)	(0.86)	(0.73)		1.16
Distributions to Shareholders:
Net investment income	(0.26)		(0.01)	—	—	—		(0.03)
Net realized gains	—		—	—	—	(0.23)		(0.18)
Return of capital	—		—	—	—	(0.00	) (8)	—
Total distributions	(0.26)		(0.01)	—	—	(0.23)		(0.21)
Net asset value, end of year or period	$7.14		$7.48	$7.91	$9.13	$9.99		$10.95

Total return (3)	(1.04	)% (4)	(5.36)%	(13.36)%	(8.61)%	(6.83)%		11.84	% (4)
Net assets, end of year or period (in 000s)	$33,045		$52,344	$113,315	$152,863	$172,596		$86,168

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.62	% (5)	1.61%	1.58%	1.56%	1.66%		1.67	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	3.01	% (5)	1.63%	0.72%	(1.20)%	(1.31)%		(0.23	)% (5)
Portfolio turnover rate	51	% (4)	14%	85%	121%	121%		177	% (4)

(1)	The Fund commenced operations on September 13, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months
	Ended						Period Ended
	December 31,		Year Ended June 30,				June 30,
	2024		2024	2023	2022	2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$6.35		$7.45	$7.97	$9.87	$8.90	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.09		0.21	0.12	(0.12)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments, futures and swaps	0.27		0.12	(0.63)	(0.50)	1.32	(1.05)
Total from investment operations	0.36		0.33	(0.51)	(0.62)	1.19	(1.09)
Distributions to Shareholders:
Net investment income	(0.63)		(1.43)	(0.01)	—	(0.22)	(0.01)
Net realized gains	—		—	—	(1.28)	—	(0.00	) (8)
Total distributions	(0.63)		(1.43)	(0.01)	(1.28)	(0.22)	(0.01)
Net asset value, end of year or period	$6.08		$6.35	$7.45	$7.97	$9.87	$8.90

Total return (3)	5.32	% (4)	6.18%	(6.46)%	(8.32)%	13.50%	(10.87	)% (4)
Net assets, end of year or period (in 000s)	$11,461		$22,963	$49,294	$141,943	$58,744	$25,442

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.67	% (5)	1.65%	1.59%	1.56%	1.66%	1.68	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	2.68	% (5)	3.04%	1.56%	(1.26)%	(1.37)%	(0.53	)% (5)
Portfolio turnover rate	642	% (4)	329%	635%	514%	594%	437	% (4)

(1)	The Fund commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended							Period Ended
	December 31,		Year Ended June 30,					June 30,
	2024		2024	2023	2022		2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$15.45		$13.10	$12.92	$12.81		$9.37	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.09		0.04	0.05	0.04		(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	0.09		2.34	0.13 (9)	0.84		3.73	(0.62)
Total from investment operations	0.18		2.38	0.18	0.88		3.63	(0.63)
Distributions to Shareholders:
Net investment income	(0.13)		(0.03)	—	—		—	—
Net realized gains	(0.53)		—	—	(0.77)		(0.19)	—
Total distributions	(0.66)		(0.03)	—	(0.77)		(0.19)	—
Net asset value, end of year or period	$14.97		$15.45	$13.10	$12.92		$12.81	$9.37

Total return (3)	1.12	% (4)	18.19%	1.39%	6.35	% (6)	38.99%	(6.30	)% (4)
Net assets, end of year or period (in 000s)	$148,968		$179,720	$100,992	$43,520		$51,981	$19,972

Ratios/Supplemental Data:
Ratio of expenses to average net assets (7)	1.62	% (5)	1.71%	1.77%	1.68%		1.78%	1.74	% (5)
Ratio of net investment income (loss) to average net assets (7,8)	1.17	% (5)	0.25%	0.39%	0.31%		(0.86)%	(0.12	)% (5)
Portfolio turnover rate	371	% (4)	860%	1063%	1382%		1001%	484	% (4)

(1)	The Fund commenced operations on December 27, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months
	Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,
	2024		2024	2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$6.96		$6.69	$5.85	$10.56	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		0.05	0.03	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.16		0.61	0.82	(4.41)	0.58
Total from investment operations	0.18		0.66	0.85	(4.46)	0.56
Distributions to Shareholders:
Net investment income	—		(0.39)	(0.01)	—	—
Net realized gains	—		—	—	(0.25)	—
Total distributions	—		(0.39)	(0.01)	(0.25)	—
Net asset value, end of year or period	$7.14		$6.96	$6.69	$5.85	$10.56

Total return (3)	2.59	% (4)	10.58%	14.58%	(42.89)%	5.60	% (4)
Net assets, end of year or period (in 000s)	$109,131		$64,875	$69,952	$75,230	$54,251

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.60	% (5)	1.61%	1.58%	1.56%	1.62	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.52	% (5)	0.70%	0.54%	(0.70)%	(0.66	)% (5)
Portfolio turnover rate	266	% (4)	1130%	1223%	1392%	205	% (4)

(1)	The Fund commenced operations on March 4, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,
	2024		2024	2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$8.87		$7.75	$8.58	$10.24	$10.00
Activity from investment operations:
Net investment income (2)	0.00	(6)	0.07	0.04	0.01	0.00	(6)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.65		1.10	(0.67)	(1.62)	0.24
Total from investment operations	0.65		1.17	(0.63)	(1.61)	0.24
Distributions to Shareholders:
Net investment income	—		(0.05)	—	(0.05)	—
Net realized gains	—		—	(0.20)	—	—
Total distributions	0.00		(0.05)	(0.20)	(0.05)	—
Net asset value, end of year or period	$9.52		$8.87	$7.75	$8.58	$10.24

Total return (3)	7.33	% (4)	15.19%	(7.28)%	(15.80)%	2.40	% (4)
Net assets, end of year or period (in 000s)	$32,062		$37,617	$30,446	$27,418	$21,578

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.66	% (5)	1.64%	1.65%	1.59%	1.58	% (5)
Ratio of net expenses to average net assets (7)	1.64	% (5)	1.61%	1.62%	1.59%	1.58	% (5)
Ratio of net investment income to average net assets (7,8)	0.02	% (5)	0.81%	0.51%	0.11%	0.11	% (5)
Portfolio turnover rate	78	% (4)	173%	469%	288%	0	% (4)

(1)	The Fund commenced operations on April 14, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents less than $0.01 per share.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,
	2024		2024	2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$6.95		$8.08	$9.46	$10.09	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.11		0.25	0.13	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.02)		(0.98)	(1.51)	(0.37)	0.12
Total from investment operations	0.09		(0.73)	(1.38)	(0.49)	0.09
Distributions to Shareholders:
Net investment income	(0.27)		(0.40)	—	—	—
Net realized gains	—		—	—	(0.14)	—
Total distributions	(0.27)		(0.40)	—	(0.14)	—
Net asset value, end of year or period	$6.77		$6.95	$8.08	$9.46	$10.09

Total return (3)	1.32	% (4)	(9.02)%	(14.59)%	(5.05)%	0.90	% (4)
Net assets, end of year or period (in 000s)	$24,218		$27,681	$43,195	$66,188	$6,947

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.64	% (5)	1.65%	1.61%	1.56%	1.63	% (5)
Ratio of net expenses to average net assets (6)	1.61	% (5)	1.62%	1.59%	1.56%	1.63	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	3.18	% (5)	3.36%	1.49%	(1.15)%	(1.28	)% (5)
Portfolio turnover rate	120	% (4)	86%	593%	766%	98	% (4)

(1)	The Fund commenced operations on April 15, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Global Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2024		2024 (1)
	(Unaudited)
Net asset value, beginning of period	$10.78		$10.00
Activity from investment operations:
Net investment income(2)	0.00	(8)	0.12
Net realized and unrealized gain on investments	0.34		0.66
Total from investment operations	0.34		0.78
Distributions to Shareholders:
Net investment income	(0.83)		—
Net realized gains	(1.14)		—
Total distributions	(1.97)		—
Net asset value, end of period	$9.15		$10.78

Total return (3)	2.82	% (4)	7.80	% (4)
Net assets, end of period (in 000s)	$3,036		$7,293

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.65	% (5)	1.84	% (5)
Ratio of net expenses to average net assets (6)	1.61	% (5)	1.73	% (5)
Ratio of net investment income to average net assets (6,7)	0.04	% (5)	2.01	% (5)
Portfolio turnover rate	629	% (4)	524	% (4)

(1)	The Fund commenced operations on November 29, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Eckhardt Managed Futures Strategy Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended
	December 31,
	2024 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income(2)	0.02
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.11
Distributions to Shareholders:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$10.09

Total return (3)	1.10	% (4)
Net assets, end of period (in 000s)	$47,388

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.62	% (5)
Ratio of net expenses to average net assets (6)	1.59	% (5)
Ratio of net investment income to average net assets (6,7)	1.01	% (5)
Portfolio turnover rate	79	% (4)

(1)	The Fund commenced operations on October 16, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

December 31, 2024

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund currently offer Investor Class shares, which are offered at NAV. The Funds with the exception of Quantified Common Ground Fund are “fund of funds”, in that these Funds will generally invest in other investment companies.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	N/A	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk
Quantified Global Fund	November 29, 2023	N/A	seeks total return
Quantified Eckhard Managed Futures Strategy Fund	October 16, 2024	N/A	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as- needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of exchange traded funds and open-end funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC and certain investments such as commodity pools are not traded on an exchange and are valued at the investment company’s NAV per unit without further adjustment, as a practical expedient of fair value.

and are not required to be categorized in the fair value hierarchy.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$12,862,384	$—	$—	$12,862,384
Exchange-Traded Funds	95,393,082	—	—	95,393,082
Short-Term Investments	20,075,688	—	—	20,075,688
Collateral For Securities Loaned	—	—	—	22,084,026 **
Total Investments	$128,331,154	$—	$—	$150,415,180
Derivatives
Futures Contracts	$9,300	$—	$—	$9,300
Total Assets	$128,340,454	$—	$—	$150,424,480
Liabilities
Derivatives
Futures Contracts	$(48,115)	$—	$—	$(48,115)
Total Liabilities	$(48,115)	$—	$—	$(48,115)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$128,599,307	$—	$—	$128,599,307
Short-Term Investments	15,270,161	—	—	15,270,161
Collateral For Securities Loaned	—	—	—	14,539,241 **
Total Investments	$143,869,468	$—	$—	$158,408,709
Total Assets	$143,869,468	$—	$—	$158,408,709
Liabilities
Derivatives
Total Return Swaps	$—	$(1,707,748)	$—	$(1,707,748)
Total Liabilities	$—	$(1,707,748)	$—	$(1,707,748)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$11,346,864	$—	$—	$11,346,864
Open-End Mutual Funds	5,890,840	—	—	5,890,840
Short-Term Investments	1,951,631	—	—	1,951,631
Collateral For Securities Loaned	—	—	—	687,825 **
Total Investments	$19,189,335	$—	$—	$19,877,160
Total Assets	$19,189,335	$—	$—	$19,877,160
Liabilities
Derivatives
Futures Contracts	$(4,781)	$—	$—	$(4,781)
Total Liabilities	$(4,781)	$—	$—	$(4,781)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Private Investment Fund	$—	$—	$—	$20,362,091 **
Certificate of Deposit *	—	6,978,770	—	6,978,770
Short-Term Investments	176,337,856	—	—	176,337,856
Total Investments	$176,337,856	$6,978,770	$—	$203,678,717

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$263,736	$—	$—	$263,736
Certificate of Deposit *	—	1,000,758	—	1,000,758
Short-Term Investments	37,290,881	—	—	37,290,881
Total Investments	$37,554,617	$1,000,758	$—	$38,555,375
Total Assets	$37,554,617	$1,000,758	$—	$38,555,375
Liabilities
Derivatives
Futures Contracts	$(2,721,877)	$—	$—	$(2,721,877)
Total Liabilities	$(2,721,877)	$—	$—	$(2,721,877)

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$17,466	$—	$—	$17,466
Certificate of Deposit *	—	2,001,905	—	2,001,905
Short-Term Investments	28,691,611	—	—	28,691,611
Total Investments	$28,709,077	$2,001,905	$—	$30,710,982
Total Assets	$28,709,077	$2,001,905	$—	$30,710,982
Liabilities
Derivatives
Futures Contracts	$(79,864)	$—	$—	$(79,864)
Total Return Swaps	—	(28,524)	—	(28,524)
Total Liabilities	$(79,864)	$(28,524)	$—	$(108,388)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$395,561	$—	$—	$395,561
Certificate of Deposit *	—	1,000,758	—	1,000,758
Short-Term Investments	8,732,523	—	—	8,732,523
Total Investments	$9,128,084	$1,000,758	$—	$10,128,842
Total Assets	$9,128,084	$1,000,758	$—	$10,128,842
Liabilities
Derivatives
Futures Contracts	$(766,099)	$—	$—	$(766,099)
Total Liabilities	$(766,099)	$—	$—	$(766,099)

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$140,201,028	$—	$—	$140,201,028
Short-Term Investments	9,448,581	—	—	9,448,581
Collateral For Securities Loaned	—	—	—	37,984,956 **
Total Investments	$149,649,609	$—	$—	$187,634,565

Quantified Tactical Sectors Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$94,730,248	$—	$—	$94,730,248
Short-Term Investments	12,371,417	—	—	12,371,417
Collateral For Securities Loaned	—	—	—	2,506,400 **
Total Investments	$107,101,665	$—	$—	$109,608,065
Derivatives
Total Return Swaps	$—	$3,037,207	$—	$3,037,207
Total Assets	$107,101,665	$3,037,207	$—	$112,645,272
Liabilities
Derivatives
Total Return Swaps	$—	$(1,024,213)	$—	$(1,024,213)
Total Liabilities	$—	$(1,024,213)	$—	$(1,024,213)

Quantified Rising Dividend Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$27,105,861	$—	$—	$27,105,861
Short-Term Investments	5,213,641	—	—	5,213,641
Total Investments	$32,319,502	$—	$—	$32,319,502
Derivatives
Total Return Swaps	$—	$221,818	$—	$221,818
Total Assets	$32,319,502	$221,818	$—	$32,541,320
Liabilities
Derivatives
Total Return Swaps	$—	$(214,702)	$—	$(214,702)
Total Liabilities	$—	$(214,702)	$—	$(214,702)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Quantified Government Income Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	113,529	$—	$—	$113,529
Certificates of Deposit *	—	1,000,759	—	1,000,759
Short-Term Investments	22,325,676	—	—	22,325,676
Total Investments	$22,439,205	$1,000,759	$—	$23,439,964
Liabilities
Derivatives
Futures Contracts	$(12,000)	$—	$—	$(12,000)
Total Liabilities	$(12,000)	$—	$—	$(12,000)

Quantified Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$1,426,535	—	$—	$1,426,535
Exchange-Traded Funds	1,533,682	—	—	1,533,682
Total Investments	$2,960,217	$—	$—	$2,960,217

Quantified Eckhardt Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Private Investment Funds	$—	—	$—	$20,442,771 **
Short-Term Investments	26,920,030	—		26,920,030
Total Investments	$26,920,030	$—	$—	$47,362,801

*	Refer to each of the Schedule of Investments for industry classifications.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

The Funds did not hold any Level 3 securities during the six months or period ended December 31, 2024.

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund and Quantified Eckhard Managed Futures Strategy Fund include the accounts of QEPF Fund Limited (“QEPF Ltd.”) and QEMFSF Fund Limited (“QEMFSF Ltd.), respectively, wholly-owned subsidiaries. All inter- company accounts and transactions have been eliminated in consolidation. These Funds may invest up to 25% of its total assets in QEPF Ltd. And QEMFSF Ltd., which act as an investment vehicles in order to affect certain investments consistent with the Funds’ investment objectives and policies. The subsidiaries commenced operations on December 30, 2019 and October 16, 2024, respectively, and are exempted Cayman Islands company with limited liability.

A summary of the Funds’ investment in QEPF Ltd. And QEMFSF Ltd. are as follows:

	Inception Date	Net Assets at December 31, 2024	% of Net Assets at December 31, 2024
QEPF Ltd.	12/30/19	$2,129,974	18.6%
QEMFSF Ltd.	10/16/24	$5,891,584	12.4%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of December 31, 2024.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. These amounts are included with Net realized and unrealized gain/(loss) on Investments in the Statements of Operations. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a security or “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity, equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non- payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2024, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund and Quantified Rising Dividend Tactical Fund entered into total return swaps and are subject to applicable master netting arrangements.

The following table summarizes the securities received as non-cash collateral for swap contracts:

Fund	Collateral	Market Value
Quantified Tactical Sectors Fund	U.S. Treasury Bonds, 3.00%, 2/15/49	$1,047,301
	U.S. Treasury Bonds, 2.375%, 5/15/51	609,799

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2022 – June 30, 2024) or expected to be taken in the Funds’ June 30, 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Ltd. And QEMFSF Ltd. are each an exempted Cayman Islands investment company. QEPF and QEMFSF have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QEPF is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in Quantified Evolution Plus Fund’s and Quantified Eckhardt Managed Futures Strategy Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months or period ended December 31, 2024 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$586,600,854	$576,558,942
Quantified Market Leaders Fund	743,687,758	774,368,747
Quantified Alternative Investment Fund	75,137,593	80,014,700
Quantified STF Fund	34,970,535	19,894,331
Quantified Pattern Recognition Fund	6,211,046	6,196,015
Quantified Tactical Fixed Income Fund	2,867,733	12,906,083
Quantified Evolution Plus Fund	16,120,132	16,293,314
Quantified Common Ground Fund	553,826,745	568,513,043
Quantified Tactical Sectors Fund	212,833,698	170,430,291
Quantified Rising Dividend Tactical Fund	24,789,694	32,207,291
Quantified Government Income Tactical Fund	2,496,771	2,481,084
Quantified Global Fund	116,601,065	120,868,524
Quantified Eckhardt Managed Futures Strategy Fund	32,098,974	11,797,829

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2024:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

	Asset derivatives
Quantified Managed Income Fund	Futures - Equity Contracts	$9,300
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	3,037,207
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	221,818

	Liability derivatives
Quantified Managed Income Fund	Futures - Interest Rate Contracts	$(48,115)
Quantified Market Leaders Fund	Swaps - Equity Contracts	(1,707,748)
Quantified Alternative Investment Fund	Futures - Interest Rate Contracts	(4,781)
Quantified Pattern Recognition Fund	Futures - Equity Contracts	(2,721,877)
Quantified Tactical Fixed Income Fund	Futures - Interest Rate Contracts	(79,864)
	Swaps - Equity Contracts	(28,524)
Quantified Evolution Plus Fund	Futures - Commodity Contracts	(321,520)
	Futures - Equity Contracts	(444,579)
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	(1,024,213)
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	(214,702)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(12,000)

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Transactions in derivative instruments during the six months ended December 31, 2024, were as follows:
		Equity/Interest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(692,189)
Equity Risk	Futures	(534,660)
		(1,226,849)

	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$96,416
Equity Risk	Futures	9,300
		105,716
Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(2,148,180)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(5,775,828)

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(64,136)
Interest Rate Risk	Futures	(92,613)
		(156,749)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(2,069)
Interest Rate Risk	Futures	21,343
		19,274
Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(985,088)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(1,448,262)

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$4,122,380

	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(2,625,168)

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(1,188,071)
Credit Risk	Swaps	348,185
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$33,067
Credit Risk	Swaps	(4,718)

Quantified Evolution Plus Fund (Consolidated)	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$2,358,680
Equity Risk	Futures	2,505,846
Interest Rate Risk	Futures	(585,425)
		4,279,101
Commodity Risk	Swaps	(972,115)
	Net Change in unrealized appreciation (depreciation) on: (2)
Commodity Risk	Futures	$(3,640)
Equity Risk	Futures	(474,993)
		(478,633)
Equity Risk	Swaps	14,130

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

		Equity/Interest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(1,273,699)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(235,373)

Quantified Rising Dividend Tactical Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$2,405,547
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(1,478,649)

Quantified Government Income Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(60,123)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$48,121

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of December 31,2024 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedules of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedules of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Barclays or CIBC as the counterparty. If Barclays or CIBC becomes insolvent, Barclays or CIBC may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’s or CIBC’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of December 31, 2024.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in	Financial
	Statements of Assets	Statements of Assets	the Statements of	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Futures	$9,300	$—	$9,300	$(9,300)	$—	$—
Total	$9,300	$—	$9,300	$(9,300)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented	Financial
	Recognized	Statement of Assets	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(48,115)	$—	$(48,115)	$9,300	$38,815	$—
Total	$(48,115)	$—	$(48,115)	$9,300	$38,815	$—

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented in	Financial
	Amount of	Statement of Assets	the Statement of Assets	Instruments	Cash Collateral
Description	Recognized Liabilites	& Liabilities	& Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Swaps	$(1,707,748)	$—	$(1,707,748)	$—	$1,707,748	$—
Total	$(1,707,748)	$—	$(1,707,748)	$—	$1,707,748	$—

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the Statement
Liabilities:				of Assets & Liabilities
Net Amounts of Libilities
	Gross Amounts of	Gross Amounts Offset	Presented in the	Financial
	Recognized	in the Statement of	Statement of Assets &	Instruments	Cash Collateral
Description	Liabilities	Assets & Liabilities	Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(4,781)	$—	$(4,781)	$—	$4,781	$—
	$(4,781)	$—	$(4,781)	$—	$4,781	$—

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Quantified Pattern Recognition Fund:

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
Net Amounts of
			Gross Amounts	Liabilities
	Gross Amounts		Offset in the	Presented in the	Financial
	of Recognized		Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities		& Liabilities	Assets & Liabilities	Pledged(2)	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(2,721,877)		$—	$(2,721,877)	$—	$2,721,877	$—
Total	$(2,721,877)		$—	$(2,721,877)	$—	$2,721,877	$—

Quantified Tactical Fixed Income Fund:

Gross Amounts Not Offset in the Statement of
Liabilities:					Assets & Liabilities
			Gross Amounts	Net Amounts of
	Gross Amounts of		Offset in the	liabilities Presented	Financial
	Recognized		Statement of	in the Statement of	Instruments	Collateral
Description	Liabilities		Assets & Liabilities	Assets & Liabilities	Pledged (2)	Pledged/(Received)	Net Amount
Unrealized Depreciation on Futures	$(79,864)		$—	$(79,864)	$—	$79,864	$—
Unrealized Depreciation on Swaps	(28,524)		—	(28,524)	—	28,524	—
Total	$(108,388)		$—	$(108,388)	$—	$108,388	$—

Quantified Evolution Plus Fund:

Gross Amounts Not Offset in the
Liabilities:					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented in	Financial
	Gross Amounts of		Statement of Assets	the Statement of	Instruments	Cash Collateral
Description	Recognied Liabilities		& Liabilities	Assets & Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(766,099)		$—	$(766,099)	$—	$766,099	$—
Total	$(766,099)		$—	$(766,099)	$—	$780,229	$—

Quantified Tactical Sectors Fund:

Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
	Gross Amounts		Gross Amounts	Net Amounts of
	Presented in the		Offset in the	Assets Presented in	Financial
	Statements of		Statement of	the Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities		Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Swaps	$3,037,207		$—	$3,037,207	$(1,024,213)	$—	$2,012,994
Total	$3,037,207		$—	$3,037,207	$(1,024,213)	$—	$2,012,994

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	liabilities Presented in
	Gross Amounts of		Statement of Assets	the Statement of Assets	Financial Instruments
Description	Recognized Liabilities		& Liabilities	& Liabilities	Pledged (2)	Collateral Pledged (1)	Net Amount
Unrealized Depreciation on Swaps	$(1,024,213	) *	$—	$(1,024,213)	$1,024,213	$—	$—
Total	$(1,024,213)		$—	$(1,024,213)	$1,024,213	$—	$—

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Quantified Rising Dividend Tactical Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts		Net Amounts of Assets
	Presented in the	Gross Amounts Offset	Presented in the	Financial
	Statements of Assets &	in the Statement of	Statement of Assets &	Instruments	Cash Collateral
Description	Liabilities	Assets & Liabilities	Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Swaps	$221,818	$—	$221,818	$(214,702)	$—	$7,116
Total	$221,818	$—	$221,818	$(214,702)	$—	$7,116

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Net Amounts of
		Gross Amounts Offset	Liabilities Presented in the	Financial
	Gross Amounts of	in the Statement of	Statement of Assets &	Instruments	Collateral
Description	Recognized Liabilities	Assets & Liabilities	Liabilities	Pledged (2)	Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(214,702)	$—	$(214,702)	$214,702	$—	$—
Total	$(214,702)	$—	$(214,702)	$214,702	$—	$—

Quantified Government Income Tactical Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(12,000)	$—	$(12,000)	$—	$12,000	$—
Total	$(12,000)	$—	$(12,000)	$—	$12,000	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets at an annual rate of 1.00%, except for Quantified Alternative Investment Fund, Quantified Managed Income Fund and Quantified Market Leaders Fund which pay 0.75%. For the six months or period ended December 31, 2024, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$496,116
Quantified Market Leaders Fund	608,010
Quantified Alternative Investment Fund	104,904
Quantified STF Fund	1,026,864
Quantified Pattern Recognition Fund	190,644
Quantified Tactical Fixed Income Fund	244,024
Quantified Evolution Plus Fund	141,661
Quantified Common Ground Fund	822,198
Quantified Tactical Sectors Fund	393,170
Quantified Rising Dividend Tactical Fund	182,787
Quantified Government Income Tactical Fund	150,503
Quantified Global Fund	121,063
Quantified Eckhardt Managed Futures Strategy Fund	74,027

Pursuant to a liquidity program administrator agreement with the Funds, the Advisor, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor out of pocket expenses and an annual fee of $9,000 per Fund. Pursuant to the liquidity program administrator agreement, the Advisor earned (net of voluntary waivers) the following fees in the Statements of Operations (miscellaneous expenses) for the six months or period ended December 31, 2024:

Quantified Managed Income Fund	$4,500	$—
Quantified Market Leaders Fund	4,500	—
Quantified Alternative Investment Fund	4,500	(4,500)
Quantified STF Fund	4,500	—
Quantified Pattern Recognition Fund	4,500	(4,500)
Quantified Tactical Fixed Income Fund	4,500	—
Quantified Evolution Plus Fund	4,500	—
Quantified Common Ground Fund	4,500	—
Quantified Tactical Sectors Fund	4,500	—
Quantified Rising Dividend Tactical Fund	4,500	(4,500)
Quantified Government Income Tactical Fund	4,500	(4,500)
Quantified Global Fund	4,500	(4,500)
Quantified Eckhardt Managed Futures Strategy Fund	1,859	(1,859)

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which the Funds pay fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Funds. Under the Plans, Investor Class shares of a Funds may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Funds’ average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months or period ended December 31, 2024, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$165,360	$50	$165,410
Quantified Market Leaders Fund	202,456	856	203,312
Quantified Alternative Investment Fund	34,883	342	35,225
Quantified STF Fund	256,250	1,864	258,114
Quantified Pattern Recognition Fund	47,661	—	47,661
Quantified Tactical Fixed Income Fund	61,006	—	61,006
Quantified Evolution Plus Fund	35,415	—	35,415
Quantified Common Ground Fund	205,549	—	205,549
Quantified Tactical Sectors Fund	98,293	—	98,293
Quantified Rising Dividend Tactical Fund	45,697	—	45,697
Quantified Government Income Tactical Fund	37,626	—	37,626
Quantified Global Fund	30,266	—	30,266
Quantified Eckhard Managed Futures Strategy Fund	18,507	—	18,507

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months or period ended December 31, 2024, pursuant to the Shareholder Services Agreement, each Fund accrued:

Investor Class
Quantified Managed Income Fund	$99,216
Quantified Market Leaders Fund	121,474
Quantified Alternative Investment Fund	20,930
Quantified STF Fund	153,742
Quantified Pattern Recognition Fund	28,597
Quantified Tactical Fixed Income Fund	36,604
Quantified Evolution Plus Fund	21,249
Quantified Common Ground Fund	123,330
Quantified Tactical Sectors Fund	58,976
Quantified Rising Dividend Tactical Fund	27,418
Quantified Government Income Tactical Fund	22,575
Quantified Global Fund	18,160
Quantified Eckhardt Managed Futures Strategy Fund	11,104

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

During the six months or period ended December 31, 2024, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund received $167,037, $70,761, $16,454, $226, $163, $459, $711, $174,417, $16,421, $3,445, $396, $78,445 and $0 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$153,463,566	$283,035	$(3,331,421)	$(3,048,386)
Quantified Market Leaders Fund	160,309,893	107,762	(2,008,946)	(1,901,184)
Quantified Alternative Investment Fund	20,317,110	56,783	(496,733)	(439,950)
Quantified STF Fund	204,707,672	2,182	(1,031,137)	(1,028,955)
Quantified Pattern Recognition Fund	38,561,771	758	(7,154)	(6,396)
Quantified Tactical Fixed Income Fund	30,775,424	1,905	(66,347)	(64,442)
Quantified Evolution Plus Fund	10,137,398	758	(9,314)	(8,556)
Quantified Common Ground Fund	198,104,008	266,616	(10,736,059)	(10,469,443)
Quantified Tactical Sectors Fund	106,675,388	2,932,677	—	2,932,677
Quantified Rising Dividend Tactical Fund	32,492,867	332,719	(506,084)	(173,365)
Quantified Government Income Tactical Fund	23,478,647	759	(39,442)	(38,683)
Quantified Global Fund	3,040,963	65,809	(146,555)	(80,746)
Quantified Eckhard Managed Futures Strategy Fund	47,159,742	1,076,192	(873,133)	203,059

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

For the period ended June 30, 2024:
	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Incomes Fund	$5,579,669	$—	$—	$—	$5,579,669
Quantified Market Leaders Fund	4,604,181	—	—	—	4,604,181
Quantified Alternative Investment Fund	149,386	—	—	—	149,386
Quantified STF Fund	1,890,831	—	—	—	1,890,831
Quantified Pattern Recognition Fund	1,090,186	—	—	—	1,090,186
Quantified Tactical Fixed Income Fund	46,531	—	—	—	46,531
Quantified Evolution Plus Fund	2,819,019	—	—	—	2,819,019
Quantified Common Ground Fund	306,845	—	—	—	306,845
Quantified Tactical Sectors Fund	4,254,456	—	—	—	4,254,456
Quantified Rising Dividend Tactical Fund	284,803	—	—	—	284,803
Quantified Government Income Tactical Fund	813,095	—	—	—	813,095
Quantified Global Fund	—	—	—	—	—

For the period ended June 30, 2023:
	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Income Fund	$951,437	$—	—	$—	$951,437
Quantified Market Leaders Fund	—	—	—	—	—
Quantified Alternative Investment Fund	230,765	—	—	—	230,765
Quantified STF Fund	—	—	—	—	—
Quantified Pattern Recognition Fund	33,274	—	—	—	33,274
Quantified Tactical Fixed Income Fund	—	—	—	—	—
Quantified Evolution Plus Fund	37,720	—	—	—	37,720
Quantified Common Ground Fund	—	—	—	—	—
Quantified Tactical Sectors Fund	310,692	—	—	—	310,692
Quantified Rising Dividend Tactical Fund	668,445	—	—	—	668,445
Quantified Government Income Tactical Fund	—	—	—	—	—
Quantified Global Fund	—	—	—	—	—

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$2,945,813	$—	$—	$(25,271,398)	$—	$(455,253)	$(22,780,838)
Quantified Market Leaders Fund	—	—	(2,633,549)	(51,112,408)	—	5,260,653	(48,485,304)
Quantified Alternative Investment Fund	57,197	—	—	(2,810,162)	—	212,550	(2,540,415)
Quantified STF Fund	10,085,840	—	—	—	—	(65,044)	10,020,796
Quantified Pattern Recognition Fund	507,722	—	—	(12,723,962)	—	(6,121)	(12,222,361)
Quantified Tactical Fixed Income Fund	1,078,341	—	—	(50,474,123)	—	(123,038)	(49,518,820)
Quantified Evolution Plus Fund	—	—	(247,839)	(10,732,019)	(317,880)	(6,143)	(11,303,881)
Quantified Common Ground Fund	264,098	—	—	(736,247)	—	(651,161)	(1,123,310)
Quantified Tactical Sectors Fund	—	—	—	(38,803,191)	—	2,618,813	(36,184,378)
Quantified Rising Dividend Tactical Fund	746,455	—	—	(7,419,527)	—	2,859,529	(3,813,543)
Quantified Government Income Tactical Fund	415,530	—	—	(15,333,329)	—	(42,328)	(14,960,127)
Quantified Global Fund	203,663	—	—	—	—	17,126	220,789

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256, swap contracts and passive foreign investment companies, Corporation return of capital distributions, partnerships and tax adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Quantified Market Leaders Fund	$2,633,549
Quantified Evolution Plus Fund	247,839

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer no such capital losses as of June 30, 2024.

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Quantified Managed Income Fund	$14,237,918	$11,033,480	$25,271,398	$—
Quantified Market Leaders Fund	49,586,675	1,525,733	51,112,408	34,229,947
Quantified Alternative Investment Fund	2,503,393	306,769	2,810,162	—
Quantified STF Fund	—	—	—	31,091,890
Quantified Pattern Recognition Fund	5,023,891	7,700,071	12,723,962	—
Quantified Tactical Fixed Income Fund	22,430,330	28,043,793	50,474,123	—
Quantified Evolution Plus Fund	5,391,995	5,340,024	10,732,019	—
Quantified Common Ground Fund	590,453	145,794	736,247	12,408,520
Quantified Tactical Sectors Fund	38,803,191	—	38,803,191	10,835,398
Quantified Rising Dividend Tactical Fund	4,047,485	3,372,042	7,419,527	—
Quantified Government Income Tactical Fund	6,243,741	9,089,588	15,333,329	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and distributions in excess, and tax adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary, resulted in reclassification for the period ended June 30, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Quantified Managed Income Fund	$(1,354)	$1,354
Quantified Market Leaders Fund	(1,013,444)	1,013,444
Quantified Alternative Investment Fund	(22)	22
Quantified STF Fund	16,509,304	(16,509,304)
Quantified Evolution Plus Fund	(427,383)	427,383
Quantified Tactical Sectors Fund	(4,230,644)	4,230,644
Quantified Global Fund	583,783	(583,783)

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Axos Clearing LLC held 80.87% of the Quantified Managed Income Fund, 78.63% of the Quantified Market Leaders Fund, 90.56% of the Quantified Alternative Investment Fund, 68.04% of the Quantified STF Fund, 83.98% of the Quantified Pattern Recognition Fund, 87.89% of the Quantified Tactical Fixed Income Fund, 89.86% of the Quantified Evolution Plus Fund, 70.90% of the Quantified Common Ground Fund, 79.80% of the Quantified Tactical Sectors Fund, 86.36% of the Quantified Rising Dividend Tactical Fund, 69.44% of the Quantified Government Income Tactical Fund, 72.80% of the Quantified Global Fund and 83.81% of the Quantified Eckhardt Managed Future Strategy Fund.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their net assets in the corresponding investments. The Funds may redeem these investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. Other than Mount Vernon Liquid Assets Portfolio, LLC and Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund which are available upon request, the financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Quantified Market Leaders Fund	SPDR S&P 500 ETF Trust	40.1%
Quantified STF Fund	Fidelity Government Portfolio Class I	43.0%
	First American Government Obligations Fund Class Z	43.1%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio Class I	42.2%
	First American Government Obligations Fund Class Z	42.2%
Quantified Tactical Fixed Income Fund	Fidelity Government Portfolio Class I	43.4%
	First American Government Obligations Fund Class Z	43.4%
Quantified Evolution Plus Fund	Fidelity Government Portfolio Class I	31.4%
	First American Government Obligations Fund Class Z	31.4%
Quantified Common Ground Fund	Mount Vernon Liquid Assets Portfolio, LLC	25.5%
Quantified Tactical Sector Fund	SPDR S&P 500 ETF Trust	44.2%
Quantified Government Income Tactical Fund	Fidelity Government Portfolio Class I	46.1%
	First American Government Obligations Fund Class Z	46.1%
Quantified Global Fund	SPDR S&P 500 ETF Trust	42.6%
Quantified Eckhardt Managed Futures Strategy Fund	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	31.1%
	Fidelity Government Portfolio Class I	56.4%

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, at the time of the loan, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

As of December 31,2024, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$21,624,826	$22,084,026
Quantified Market Leaders Fund	14,194,400	14,539,241
Quantified Alternative Investment Fund	669,393	687,825
Quantified Common Ground Fund	37,218,368	37,984,956
Quantified Tactical Sectors Fund	2,455,856	2,506,400

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments.

12.	LINE OF CREDIT

The Quantified Alternative Investment Fund, Quantified Common Ground Fund, and the Quantified Managed Income Fund (“Borrowing Funds”) have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount a Borrowing Fund is allowed to borrow under its agreement is lesser of $15,000,000, 20% of the gross market value of the Borrowing Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrowing Fund. Borrowings under each agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of the line of credit is October 30, 2025. During the six months ended December 31, 2024, the Borrowing Funds accessed the line of credit as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense	Interest Rate	12/31/2024
Quantified Managed Income Fund	$—	$—	—	$—
Quantified Alternative Investment Fund	—	—	—	—
Quantified Common Ground Fund	6,132,000	1,448	8.50%	—

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.advisorspreferred.com/quantified-funds.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Amended Advisory Agreement and Amended Sub-Advisory Agreements for Quantified Global Fund

At an in-person Board meeting held on May 23, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered approval of the Amended Investment Advisory Agreement (the ” Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Quantified Global Fund (“Global Fund”); and approval of the Amended Sub-Advisory Agreement (the ” Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”), on behalf of Global Fund. The Trustees’ deliberations are presented as collective deliberations.

In connection with the Board’s consideration, deliberation and approval of the Advisory Agreement and Sub-Advisory Agreement, (together the “Advisory Agreements”) the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the anticipated level of profitability to the Adviser and Sub-Adviser from related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the expected performance of Global Fund under Flexible Plan’s management. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with the Sub-Adviser, the performance of existing funds managed by Flexible Plan and the expected performance of Global Fund. The Trustees conducted some of their deliberations on a joint Adviser and Sub-Adviser basis given the close working relationship of the Adviser and Sub-Adviser. The Board’s review of the materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, trade execution and

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

compliance, will be made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and the Sub-Adviser performing services for the Global Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board discussed the Adviser’s compliance program for the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board considered that the cybersecurity risk management of the Adviser is supported by Sikich LLP (a technology consultancy) and discussed the overall technology of the Adviser with the CCO. The Adviser’s CCO reported no data breaches. The Board noted that the Adviser will ensure Flexible Plan, with respect to Global Fund, adheres to Section 12(d)(1) and Rule 12d1-4 for agreements required for planned purchases of ETFs. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Flexible Plan: With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser will be primarily responsible for investment management with respect to Global Fund. The Board considered the Sub-Adviser’s skills and experience relating to the other funds and its portfolio management, research techniques and use of model strategies. The Trustees noted that the Adviser’s CCO has reviewed the Compliance Manual and Policies & Procedures of Flexible Plan (pertaining to Global Fund’s operations) and there are no compliance issues. The Board also noted that the Sub-Adviser’s compliance policies and procedures appear to be operating effectively, and that the level of communication between the Adviser and Sub-Adviser appeared to be effective. The Board considered that the cybersecurity risk of the Sub-Adviser is managed by the Chief Technology Investment Officer who had reported no data breaches. The Trustees also noted the financial resources of the Sub-Adviser appear adequate. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Flexible PIan to Global Fund was satisfactory and dependable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of the Global Fund. The Trustees considered earlier discussions with Mr. Wagner and his role as a portfolio manager and investment plans for the Global Fund, as well as his review of sample expected performance for Global Fund. The Board noted that based on the experience of the portfolio managers and performance of the other funds, the Adviser and Sub-Adviser should be able to provide satisfactory performance for Global Fund and its shareholders.

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

Fees and Expenses: As to the costs of the services to be provided to Global Fund by the Adviser and Sub-Adviser the Board reviewed and discussed the proposed advisory fee and total operating expenses of Global Fund compared to its peer group and Morningstar Global Equity Large Cap and/or Global Equity Mid/Small Cap category as presented in the Meeting Materials. The Trustees noted that the proposed advisory fee of 1.00% was within the range of the reasonable management fees of the Morningstar Global Equity Large Cap and Morningstar Global Equity Small-Mid Cap categories and well below the maximum management fee of both Morningstar categories. The Board then reviewed the projected expense ratio of 1.70% for the Investor Class, and 2.30% for the Advisor Class. In both Classes, it was noted the ratios were within range of the Morningstar categories viewed. The Board determined that the management fee and total expenses for Global Fund were reasonable.

Profitability of Adviser. The Board reviewed the levels of projected profits to the Adviser from the Global Fund and found that, with expected assets of $50 million for the first year, the Adviser would realize a small 4% profit from the advisory services, and for year two, with expected assets at $100 million, the Adviser would achieve approximately a 9% profit from advisory services. The Board reviewed the split of advisory fees with the Sub-Adviser, including the reverse breakpoint fee splits, and acknowledged that after paying the sub-adviser, the net advisory fee will be reduced to 0.14%. When taking into account the totality of the Adviser’s relationship, after marketing, wholesalers and advertising, the Adviser expected 3% and 6% profitability for year one and year two, respectively. After review and discussion, the Board concluded that, based on the services to be provided by the Adviser, the anticipated level of profit from the Adviser’s relationship with Global Fund was not excessive.

Profitability of Sub-Adviser: With respect to the Sub-Adviser’s profitability, the Trustees reviewed the projected profitability of Flexible PIan from managing Global Fund. With expected assets of $50 million for the first year, the Board noted the Sub-Adviser expects to achieve approximately 7% from portfolio management of the Global Fund and 21% profitability when combined with service fees related to the Global Fund. For year two, with projected assets of $100 million, the Board noted the expected profits for the Sub-Adviser would be 5% from portfolio management, and 19% profitability in total from services to the Fund. After further discussion, the Board concluded that, based on the services to be provided by the Sub-Adviser, the anticipated level of profit from the Sub-Adviser’s relationship with Global Fund was not excessive.

Economies of Scale. As to the extent to which Global Fund will realize economies of scale, the Adviser reported $500 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for growth, $50 million for year one, and $100 million for year two and considered them reasonable, and concluded that any material economies of scale would not be achieved in the near term. The Trustees agreed to revisit economies of scale as assets of Global Fund grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent counsel, and their own business judgment, in determining the material factors to be considered in evaluating each of the Advisory Agreements and the weight to be given to each such factor. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of Global Fund and its prospective shareholders. Moreover, the Board noted that each Trustee

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreement as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Advisory Agreements separately that (a) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable with respect to the Global Fund; (b) the advisory fee for Global Fund was not unreasonable; and (c) each of the Advisory Agreement and Sub-Advisory Agreement is in the best interests of Global Fund and its prospective shareholders.

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for Quantified Managed Income Fund, Quantified Market Leaders Fund; Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund (all together the “Quantified Funds”).

At an in-person Board meeting held on May 23, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund (and its subsidiary) (“Alternative Investment” and “QAIF Fund Limited”), respectively; Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Plan and its subsidiary, (“Evolution Plus” and “QEPF Limited”), Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, and Quantified Government Income Tactical Fund and the renewal of each sub-advisory agreement (the “Sub-Advisory Agreements”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”). The Directors of the QAIF Fund Limited and QEPF Fund Limited, each a wholly owned foreign subsidiary of Alternative and Evolution Plus respectively, approved an investment advisory agreement between QAIF Fund Limited and QEPF Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”) as well as the sub-advisory agreements (the “Subsidiary Sub-Advisory Agreements”) between the Adviser and Flexible Plan with respect to the QAIF Fund Limited and QEPF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to a Fund include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

The Board then reviewed and discussed the written materials that were provided by Advisers Preferred, LLC, and Flexible Plan, in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Quantified Funds (Managed Income, Market Leaders, Alternative Investment (and subsidiary QAIF), STF, Tactical Fixed, Common Ground, Evolution Plus (and subsidiary QEPF), Pattern Recognition, Tactical Sectors, Government Income and Rising Dividend (together the “Quantified Funds”). The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements with respect to Quantified Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and Flexible Plan the given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Funds that have a subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for each Quantified Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Flexible Plan performing services for

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

the Quantified Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Advisers have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred:

The Board reviewed the balance sheet of the Adviser as of March 31, 2024, and the profit and loss statement for January through March 31, 2024. The Board also reviewed the audited financials of the Adviser as of December 31, 2023. The Adviser reported $1.7 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to grow assets and fees as discussed earlier.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and acknowledged they are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Professional Liability Insurance is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill its Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Flexible Plan:

The Board reviewed the balance sheet and income statement of Flexible Plan as of December 31, 2023 and confirmed there were no changes to its financial conditions since then. The Board recalled the presentation by the Sub-Adviser and earlier discussions concerning reverse breakpoint fee splits, and the financial stability of Flexible Plan. The Board noted that over 60% of the assets managed by Flexible Plan are directed into purchases of the Quantified Funds. The Board saw that the Sub-Adviser remains dedicated to growing the Quantified Funds as investment vehicles under the various strategies for their clients, and determined Flexible Plan is financially equipped to continue to serve the Quantified Funds as sub-adviser.

The Board confirmed with the CCO that she works closely with the CCO of Flexible Plan, and she had reviewed the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board confirmed that cybersecurity risk management is the responsibility of the Chief Information Officer/Chief Insurance Security Officer of Flexible Plan and that there were no reported breaches. The Trustees also noted that Flexible Plan has Directors & Officers Liability insurance. The Board determined that Flexible Plan, has a compliance program in place that is reasonably designed to

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

prevent violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing Quantified Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to Flexible Plan and, therefore, does not directly control the performance of the Quantified Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Quantified Funds, obtaining derivative agreements for the Quantified Funds and reporting to the Board. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to the respective Quantified Fund’s investment objectives and to be carrying out its functions appropriately.

With respect to the performance, the Board reviewed Flexible Plan’s daily management and investment strategies and considered the updated performance of each of the Quantified Funds through March 31, 2024 compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Board recalled the earlier presentations by portfolio managers of Flexible Plan, with respect to strategy and each Quantified Fund’s performance for various periods with explanations for over/under performance.

Quantified Managed Income Fund: With respect to Managed Income, (as measured by Investor Class shares) the Board noted the Fund lagged the Morningstar Conservative Allocation category for the one-, three-, five- and ten-year periods ended March 31, 2024. With respect to the Bloomberg Aggregate Bond Index benchmark the Fund outperformed for the one- and three-year periods ended March 31, 2024 while lagging for longer range periods. The Board reviewed the Fund’s positive return for all but the five-year period. The Board reflected on the Fund’s total return seeking strategy and observed that the Fund does not follow an index-tracking strategy and, therefore, swings in performance are expected. The Board recalled the Sub-Adviser’s earlier discussion on the strategy, and how Flexible Plan uses the Fund as a diversifying investment without purely focusing on the specific performance of the Fund. The Board concluded that Fund performance was acceptable in light of the previous factors and noted it expects the Fund will continue to grow as part of the Sub-Adviser’s rebalancing of clients’ accounts.

Quantified Market Leaders Fund: The Board noted that Market Leaders (as measured by Investor Class shares) outperformed the Morningstar Aggressive Target Risk category for the periods reviewed. However, the Fund outperformed the Morningstar Tactical Allocation category for the one-year and five-year periods reviewed and lagged for three- and ten-year periods. However, the Fund outperformed the Morningstar Tactical Allocation category for the one-,five- and ten-year periods, while lagging for the three-year period ended March 31, 2024. The Board noted that recent performance was somewhat encouraging. However, the Board recalled the changes to sector allocation that the Sub-Adviser had earlier described, and how the strategy changes have added value. They acknowledged the nature of the Fund’s strategy had led to periods of underperformance. The Board noted the Sub-Adviser’s refinements are designed to improve performance and serves to mitigate risk. The Board concluded that because of the Fund’s novel nature and strategy, performance was acceptable.

Quantified Alternative Investment Fund (and subsidiary): For Alternative Investment, the Board noted the Fund (as measured by Investor Class shares) underperformed the S&P 500 for the one-, three-, five-year and ten year periods ended March 31, 2024. The Sub-Adviser had reported the lags were spread across many holdings, not a single position. The Board discussed how the Fund’s strategy can lead to investment in ultra-long futures, thus making it difficult to benchmark. The Trustees further noted the Fund significantly outperformed the Morningstar Macro Trading category for the one-year period but

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lagged for the three- and five year periods. The Board acknowledged that the S&P 500 does not directly correspond to the Fund’s investment strategy and noted that the Marco Trading category follows the alternative investment strategy of the Fund more closely. The Board concluded the Fund’s performance was acceptable.

Quantified STF Fund: The Board acknowledged the Fund (as measured by Investor Class shares) widely outperformed its benchmark, Nasdaq 100 Index, and the Morningstar Tactical Allocation category for the one-year period ended March 31, 2024. The Board note the Fund somewhat lagged the index for the three-year, five-year, and ten-year periods. The Board noted the Fund also outperformed Morningstar Tactical Allocation category for the one-, three-, and five-year periods. The Board noted that the Fund’s strategy includes a risk management element, and that the magnitude and frequency of bear market rallies result in a whipsaw effect to the Fund, the main cause of its underperformance. It was acknowledged by the Board that the signals utilized in the STF Strategy are not always correct in identifying and amplifying trending markets when there is such high volatility. The Board discussed how the Morningstar Tactical Sector is not a perfect index for comparison, yet somewhat informative. The Board concluded performance was acceptable

Quantified Tactical Fixed Income Fund: Tactical Fixed Income (as measured by Investor Class shares) lagged both its benchmark, Bloomberg Aggregate Bond Index, and the Morningstar Nontraditional Bond category for the one- and three-year periods ended March 31, 2024, and lagged the index since inception. The Board acknowledged the tough recent market for fixed income securities. The Board considered the aggressive strategy of the Fund has not found favorable market conditions and that the Sub-Adviser is refining the strategy in the expectation that returns will improve. The Board concluded that a longer time period is warranted to genuinely assess the Fund’s performance, but concluded performance is nonetheless considered nominally acceptable.

Quantified Evolution Plus Fund (and Subsidiary): The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-, three- and five-year periods ended March 31, 2024, and noted the Fund lagged the S&P 500, and the Morningstar Tactical Allocation category; and lagged the index since inception. The Trustees discussed the various sources causing the Fund’s underperformance. The Board realized the wide-ranging and novel nature of the Fund’s capital appreciation seeking strategy and observed that the Fund does not follow an index-tracking strategy and, therefore, swings in performance are to be expected. The Board observed that the sub-adviser is refining the strategy in the expectation that returns will improve. The Board concluded that adjustments to the Fund’s allocation strategy may improve performance and that a longer time period is warranted to genuinely assess the Fund’s performance but concluded performance is nonetheless considered acceptable.

Quantified Common Ground Fund: For the one- and three-year periods ended March 31, 2024, the Common Ground Fund (as measured by Investor Class shares) underperformed its benchmarks, the S&P 1500 Index, and the Morningstar Mid-Cap Blend category. The Board noted that since inception the Fund was slightly behind the S&P 1500 Index. The Board noted the Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and BRI (Biblically Responsible Investing) standards, which can lead to periods of under or over performance as this sector can fall in and out of favor. The Board determined it will take a long-term perspective on performance and deemed performance acceptable. The Board agreed to continue to monitor performance.

Quantified Pattern Recognition Fund: For the one-, three-year and since-inception periods ended March 31, 2024, the Board noted the Fund (as measured by Investor Class shares) underperformed its

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benchmark S&P 500, while lagging the Morningstar Large Blend category and three-year periods. The Board discussed and took into consideration the Sub-Adviser’s ongoing refinement of the Fund’s strategy in an attempt to capture more returns during various market cycles. The Board determined a longer time period of performance is helpful to genuinely assess the Fund’s performance and agreed to monitor the Fund’s performance, and concluded performance was nonetheless considered acceptable.

Quantified Tactical Sectors Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-, three-year and since-inception periods ended March 31, 2024, and found the Fund trailed the S&P 500 Index. The Board noted the Fund outperformed the Morningstar Large Blend category for the one-year period but lagged for the three-year period. The Board noted the Sub-Adviser’s strategy refinements. The Board determined it would see how the Fund performs in the longer term and agreed to reassess the Fund’s performance at a later date, but concluded performance was nonetheless acceptable.

Quantified Government Income Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-year and since inception periods ended March 31, 2024 and found it had underperformed the Bloomberg Aggregate Bond Index and the Morningstar Intermediate Core Bond category for the one-year period and since-inception periods. The Board noted a since-inception Morningstar Intermediate Core Bond category comparison was unavailable. The Board noted the Sub-Adviser’s ongoing plans to adjust the section signals and to be more sensitive to changes in interest rates to attempt to enhance returns optimization of the strategy. The Board agreed to reassess the Fund’s performance at a later date, and concluded it was nonetheless acceptable.

Quantified Rising Dividend Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-year period ended March 31, 2024 and found it lagged both the S&P 500 and the Morningstar Large Blend Category. The Board noted the Fund also lagged the index for the since-inception period. The Board noted the specialized nature of the Fund and that the Fund is not an index fund. The Board determined to watch how the Fund will perform in the longer term and to reassess the Fund’s performance at a later date, but concluded it was nonetheless acceptable.

The Board felt that with Adviser oversight, under the Sub-Adviser’s portfolio management, all the Quantified Funds are expected to continue to provide an acceptable level of investment returns for shareholders over the long term.

Fees and Expenses: As to the costs of the services provided to each Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Fund compared to its peer group and Morningstar category or categories as presented in the Meeting Materials. The Board acknowledged that the Adviser pays each sub-adviser directly consistent with agreements and any breakpoints in effect.

Quantified Managed Income Fund: The Board noted the advisory fee of 0.75% for Managed Income was within range of the Morningstar Conservative Allocation Category, and above average and well below the maximum management fee. The Trustees discussed net expenses of 1.59% for Investor Class shares and found it was above average of the net expenses for the Morningstar Conservative Allocation category, but within range. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.19% was within range and well below the maximum net expenses for the Morningstar Conservative Allocation category range of expenses.

Quantified Market Leaders Fund: The Board noted the advisory fee of 0.75% for Market Leaders was below average for the Morningstar Tactical Allocation Category, and well below the average and the

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maximum management fee. The Trustees discussed net expenses of 1.50% for Investor Class shares and found it was below average for the net expenses for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.11% was below the average of the net expense ratio for the Morningstar Tactical Allocation C Class Category.

Quantified Alternative Investment Fund (and subsidiary): The Board noted the advisory fee of 0.75% for Alternative Investment was below the average for the Morningstar Macro Trading Category. The Trustees discussed the net expenses of 2.17% for Investor Class shares and found it above the average and within range for net expenses for the Morningstar Macro Trading A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.11% was within range and well below the maximum net expense ratio for the Macro Trading C Class category.

Quantified STF Fund: The Board noted the advisory fee of 1.00% for STF was within range and well below the maximum and within range of the Morningstar Tactical Allocation Category. The Trustees discussed net expenses of 1.66% for Investor Class shares and found it was slightly below the average and well below the maximum net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.26% was slightly below the average and well below the maximum net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Tactical Fixed Income Fund: The Board noted the advisory fee of 1.00% for Tactical Fixed was within range and well below the maximum management fee for the Morningstar Nontraditional Bond Category. The Board discussed net expenses of 1.65% for Investor Class shares and found it within range of net expenses for the Morningstar Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.25% was above the average and well below the maximum net expense ratio for the Morningstar Nontraditional Bond C Class category.

Quantified Evolution Plus Fund (and subsidiary): The Board noted the advisory fee of 1.00% for Evolution Plus was within range of the Morningstar Tactical Allocation Category. The Trustees discussed net expenses of 1.73% for Investor Class shares and found it was slightly above the average net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.33% was slightly below the average net expense ratio for the Morningstar Tactical Allocation Class C Class category.

Quantified Common Ground Fund: The Board noted the advisory fee of 1.00% for Common Ground was within range of the management fee for the Morningstar Mid-Cap Blend Category. The Trustees discussed net expenses of 1.80% for Investor Class shares and found them below the maximum and within range of the net expense for the Mid Cap Blend A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.40% was within range of net expense ratio for the Morningstar Mid Cap Blend C Class category and below the maximum net expenses.

Quantified Pattern Recognition Fund: The Board noted the advisory fee of 1.00% for Pattern Recognition was within range for the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses of 1.75% for Investor Class shares and found it was within the range of the Morningstar Large Blend category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.35% was within the range of the Large Blend category and in-line with the maximum net expenses.

Quantified Tactical Sectors Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend Category and well below the maximum management fee. The

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Trustees discussed net expenses of 1.71% for Investor Class shares and found they were within range of the net expense ratios, and well below the maximum net expenses for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.31% was within range of the net expense ratio, and below the maximum net expenses for the Morningstar Large Blend C Class category.

Quantified Government Income Tactical Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.00% for the Fund was above the upper end of the range of the Morningstar Intermediate Core Bond Category while below the upper end of the Nontraditional Bond Morningstar Category. The Trustees discussed net expenses of 1.76% for Investor Class shares and found it was above range of the net expense ratios for the Intermediate Core Bond A Class category and below the top end of the Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.36% was above range of the net expense ratio for the Morningstar Intermediate Core Bond C Class category and below the top end of the Nontraditional Bond C Class category. The Board noted the narrow strategy of the Morningstar Intermediate Core Bond C Class category constituents, and the better fit of Government Income Tactical into the Nontraditional Bond category.

Quantified Rising Dividend Tactical Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend Category and below the maximum management fee. The Trustees discussed net expenses of 1.82% for Investor Class shares and found it within range of the net expense ratios for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.42% (estimated) was slightly above the range of the net expense ratio for the Morningstar Large Blend C Class category.

In the review of expenses with respect to each Quantified Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and Sub-Adviser (the Sub-Adviser being paid by the Adviser, not the Fund ), and determined it was acceptable and reasonable for the services being provided.

The Board concluded that the advisory fees and net expenses of the Quantified Funds were reasonable, taking into consideration the complex investment strategies for certain Funds.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2023 from each Fund with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures for each respective Fund. The Board discussed the reverse breakpoint split fees applicable to the Quantified Funds.

Quantified Funds: Managed Income, Market Leaders, STF, Common Ground, Evolution Plus, Pattern Recognition, Tactical Fixed Fund, Rising Dividend, and Government Income Fund:

With respect to the Quantified Funds identified above, the Board noted that after fees paid to the Sub-Adviser, the Advisory fees were minimal, and the Adviser operated at a loss. The Board noted the Adviser also operated these Funds at a loss when taking into account the totality of the relationship with the Funds. The Board considered the split with the Sub-Adviser to be reasonable for the services provided.

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Alternative Investment

In a review of the Adviser’s profitability report, the Board noted there was 13% profit from the advisory fees charged the Fund after payment of the sub-advisory fee. However, when taking into account the totality of the relation with the Fund, the Adviser’s profit was reduced to 8%.

Tactical Sectors

The Board reviewed profitability and noted there was a near-zero profit for the Adviser from advisory fees charged the Fund after payment of the sub-advisory fees. However, the Advisor is also near-zero profit when taking into consideration the total relationship.

The Board discussed the reverse breakpoint split in advisory fees, and the Adviser’s ability to continue to manage and operate the majority of the Quantified Funds at a loss. The Adviser reported Flexible Plan has a strong sales team to assist with marketing. She also noted that with the addition of the recently launched Global Fund, and the future launch of Eckhardt Fund, the Adviser’s profits should increase (or losses diminish). The Board concluded that based on the assets levels and services provided, profit levels for the Adviser are not a concern at this time. The Board concluded they would continue to monitor the Adviser’s profitability as assets of the Quantified Funds grow.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the year ended June 30, 2023 for Quantified Funds. They noted the situation for each Quantified Fund with respect to sub-advisory fees and from the total relationship with each Quantified Fund. With regards to Quantified Funds, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with similar investment strategies, or those that have fee structures that are not directly comparable. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Quantified Funds: Managed Income, Market Leaders, Alternative Investment Fund

With respect to the above referenced Quantified Funds, and after a review of the Sub-Adviser’s profitability, the Board noted Flexible Plan operated each Fund at a loss when reviewing sub-advisory fees and when reviewing the total relationship with the Fund. The Board concluded that based on the assets levels and services provided, the Sub-Adviser profits is not of current concern.

With respect to the Quantified Funds listed below, the Board reviewed the profitability of Flexible Plan and noted the Sub-Adviser made modest profit from managing each Fund. The Board found that the Sub-Adviser’s profit increased when including other income earned from their relationship with the Fund as shown below:

Quantified Fund Name	Profitability Advisory Fees	Profitability Total Fund Relationship
STF Fund	9%	19%
Common Ground	8%	19%
Evolution Plus	10%	21%
Pattern Recognition	8%	19%
Tactical Fixed Income	9%	21%
Tactical Sectors	9%	21%
Rising Dividend	9%	22%
Government Fixed	9%	21%

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December 31, 2024

With the fees based on average assets of combined Quantified Funds and taking into account the reverse breakpoint fee schedule, the Board acknowledged it unlikely that the Sub-Adviser will, with respect to sub-advisory fees, or when taking into account the totality of the relationship, experience excess profits from its relationship with the any of the Quantified Funds. The Board stated they will monitor profit levels from each Quantified Fund as Flexible Plan continues to build assets of the Funds.

Economies of Scale. The Advisor’s estimate for Quantified Funds to reach economies of scale is between $300 to $700 million. The Board discussed the Adviser’s expectations for the growth in net assets of each Quantified Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Funds continue to grow.

Conclusion. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements, Subsidiary Advisory Agreements; and the Sub-Advisory Agreements and Subsidiary Subadvisory Agreements. Accordingly, having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements as appropriate; the Board found renewal of the advisory agreements are in the best interests of each Quantified Fund and its shareholders.

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December 31, 2024

Approval of the Investment Advisory and Sub-Advisory Agreements for Quantified Eckhardt Managed Futures Strategy Fund.

At an in-person Board meeting held on May 23, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Quantified Eckhardt Managed Futures Strategy Fund and, (and its subsidiary) (“Eckhardt Fund” and “QEMFSF Fund Limited”), respectively; and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”). The Directors of the QEMFSF Fund Limited wholly owned foreign subsidiary of Eckhardt Fund, respectively, approved an investment advisory agreement between QEMFSF Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”) as well as the sub-advisory agreements (the “Subsidiary Sub-Advisory Agreements”) between the Adviser and Flexible Plan with respect to the QEMFSF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to the Fund include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

The Board then reviewed and discussed the written materials that were provided by Advisers Preferred, LLC, and Flexible Plan, in advance of the Meeting and deliberated on the approval of the Advisory Agreements with respect to Eckhardt Fund (and subsidiary QEMFSF Fund Limited). The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements with respect to Eckhardt Fund. The Board members conducted some of their deliberations on a joint basis for the Adviser and Flexible Plan the given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Eckhardt Fund and its subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions will be made for Eckhardt Fund by the Sub-Adviser, a description of the services to be provided by the Adviser and those services to be provided by the Sub-Adviser. The Board noted that the Adviser selects brokers-dealers to execute trades for securities other than fixed-income. The Sub-Adviser selects brokers-dealers with respect to trades for fixed income securities only and neither the Adviser nor Sub-Adviser considers the sale of Eckhardt Fund shares in the selection process for broker dealers. The Board reviewed the experience of portfolio managers to be performing services for Eckhardt Fund, including the team of individuals that primarily monitor and execute the investment and administration process. The Board received a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Trustees also noted the financial resources of the Adviser and Sub-Adviser appeared adequate.

The Board discussed the Adviser’s compliance program for the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and noted confidence in her abilities with respect to both

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December 31, 2024

positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board considered that the cybersecurity risk management of the Adviser is supported by Sikich LLP (a technology consultancy) and discussed the overall technology of the Adviser with the CCO. The Adviser’s CCO reported no data breaches. The Board noted that the Adviser will ensure Flexible Plan, with respect to Eckhardt Fund, adheres to Section 12(d)(1) and Rule 12d1-4 for agreements required for planned purchases of ETFs and mutual funds. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing duties under the Advisory Agreement.

With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser will be primarily responsible for investment management with respect to Eckhardt Fund. The Board considered the Sub-Adviser’s skills and experience relating to the existing Quantified Funds and its portfolio management, research techniques and use of model strategies. The Trustees noted that the Adviser’s CCO has reviewed the Compliance Manual and Policies & Procedures of Flexible Plan (pertaining to the Fund’s operations) and found no compliance issues. The Board discussed the Sub-Adviser’s compliance team of three and found compliance policies and procedures appear to be operating effectively, and that the level of communication between the Adviser and Sub-Adviser appeared to be effective. The Board considered that the cybersecurity risk of the Sub-Adviser is managed by the Chief Technology Investment Officer for Flexible Plan who had reported no data breaches. The Trustees noted the financial resources of the Sub-Adviser appeared adequate. The Board reviewed the Disaster Recovery Plan for Flexible Plan. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Flexible Plan to Eckhardt Fund was satisfactory and dependable.

Fees and Expenses. As to the costs of the services to be provided to Eckhardt Fund by the Adviser and Sub-Adviser, the Board reviewed and discussed the proposed advisory fee and total operating expenses of the Fund compared to its peer group and Morningstar Systematic Trend category as presented in the Meeting materials. The Trustees noted that the proposed advisory fee of 1.00% was below the average management fees of the Morningstar Systematic Trend category and well below the maximum management fee. The Board then reviewed the projected expense ratio of 1.65% for the Investor Class, and 2.25% for the Adviser Class. For the Investor Classes, it was noted the ratio was below the average and maximum Morningstar category net expenses. For the Advisor Class, the Board noted the expense ratio was below average for net expenses of the Systematic Trend Morningstar category. The Board determined that the management fee and projected total expenses for Eckhardt Fund were not unreasonable.

Profitability. (Adviser) The Board reviewed the levels of projected profits to the Adviser from Eckhardt Fund and found that, with expected assets of $50 million to $75 million for the first year, the Adviser would operate at a loss from the advisory services, and for year two, with expected assets at $75 million to $100 million, the Adviser expects to have no profit from advisory services. The Board reviewed the split of advisory fees with the Sub-Adviser, including the reverse breakpoints fee splits, and acknowledged that after paying the Sub-Adviser, the Adviser will continue operating at a loss from managing the Fund when taking into account the totality of the Adviser’s relationship, after marketing, wholesalers and advertising, the Adviser forecasts a loss from the Eckhardt Fund. After review and discussion, the Board

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concluded that, based on the services to be provided by the Adviser, the excessive profitability of the Adviser’s relationship with Eckhardt Fund was not currently a concern.

Profitability. (Sub-Adviser) With respect to the Sub-Adviser’s profitability, the Trustees reviewed the projected profitability of Flexible Plan from managing Eckhardt Fund. With expected assets of $50 million and for the first year, the Board noted the Sub-Adviser expects to achieve approximately 9% profit from portfolio management of the Eckhardt Fund and 22% profitability when combined with service fees related to the Fund. For year two, with projected assets of $100 million, the Board noted the expected profit margin for the Sub-Adviser is projected to remain unchanged. After further discussion, the Board concluded that, based on the services to be provided by the Sub-Adviser, the anticipated level of profit from the Sub-Adviser’s relationship with Eckhardt Fund was not excessive.

Economies of Scale. As to the extent to which Eckhardt Fund will realize economies of scale, the Adviser reported $500 million to be the minimum asset level required to reach such potential economies of scale. The Board discussed the Adviser’s expectations for growth, $50 million base for year one, and $100 million upper range for year two and considered them reasonable and concluded that any material economies of scale would not be achieved in the near term. The Trustees agreed to revisit economies of scale with the Adviser and Sub-Adviser as assets of Eckhardt Fund grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent counsel, and their own business judgment, in determining the material factors to be considered in evaluating each of the Advisory Agreements and the Sub-Advisory Agreements and the weight to be given to each such factor. In considering the approval the Board did not identify any one factor as all important, but rather considered factors collectively and determined that approval of each of the agreements was in the best interests of Eckhardt Fund and its prospective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/24/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/24/25

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	2/24/25